Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
January 31, 2025
SSP-NPRT3-0425
1.883103.113
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Despegar.com Corp (b)	613,416	11,789,856
Materials - 0.3%
Chemicals - 0.3%
Arcadium Lithium PLC (b)(c)	10,694,980	61,389,185
TOTAL ARGENTINA		73,179,041
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	534,205	5,512,996
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (c)	73,046	563,914
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	993,497	21,221,096
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	1,486,944	12,029,377
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	536,754	3,832,424
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	439,731	16,133,730
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (b)	395,161	7,559,430
TOTAL FINANCIALS		23,693,160

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	296,401	1,431,617
TOTAL BERMUDA		28,957,201
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (b)(c)	1,862,150	13,873,018
StoneCo Ltd Class A (b)(c)	2,828,259	25,935,135

TOTAL BRAZIL		39,808,153
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	976,676	39,799,547
CANADA - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)(c)	925,931	6,787,074
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,808,747	5,986,953
Teekay Tankers Ltd Class A	237,583	9,959,479
		15,946,432
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	122,740	994,194
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)(c)	1,325,835	10,540,388
Fennec Pharmaceuticals Inc (United States) (b)(c)	237,000	1,540,500
		12,080,888
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	242,364	5,785,229
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	975,753	5,795,973
Hut 8 Corp (United States) (b)(c)	799,326	17,337,381
		23,133,354
Materials - 0.1%
Metals & Mining - 0.1%
i-80 Gold Corp (United States) (b)(c)	3,220,472	1,823,753
Novagold Resources Inc (United States) (b)	2,429,574	7,604,567
Ssr Mining Inc (United States) (b)	1,994,734	16,017,714
		25,446,034
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	989,811	5,067,832
Utilities - 0.3%
Gas Utilities - 0.3%
Brookfield Infrastructure Corp (United States) (c)	1,184,083	49,399,943
TOTAL CANADA		144,640,980
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,619,165	6,638,577
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	562,378	7,845,173
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)(c)	4,609,220	14,657,320
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	47,823	459,578
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	556,767	6,619,960
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	234,071	4,990,394
INDIA - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
WNS Holdings Ltd ADR	423,320	25,928,350
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	414,479	4,919,866
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	425,740	6,058,280
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	167,678	11,147,233
TOTAL IRELAND		22,125,379
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	362,802	2,122,392
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	1,063,140	3,306,365
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	547,451	3,985,444
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	78,880	1,544,470
Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	307,247	8,406,278
TOTAL ISRAEL		17,242,557
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	152,554	1,945,064
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	139,955	710,971
TOTAL KOREA (SOUTH)		2,656,035
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	168,561	2,375,024
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (United States) (c)	2,333,327	8,096,645
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	440,222	20,963,372
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	424,427	4,948,819
Safe Bulkers Inc	597,003	2,119,360
		7,068,179
TOTAL MONACO		28,031,551
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	684,880	24,765,261
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States) (c)	303,595	7,744,708
SFL Corp Ltd	1,288,096	13,589,413
		21,334,121
TOTAL ENERGY		46,099,382

Industrials - 0.0%
Electrical Equipment - 0.0%
Freyr Battery Inc (b)(c)	1,128,149	2,120,920
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	1,220,207	11,286,915
TOTAL INDUSTRIALS		13,407,835

TOTAL NORWAY		59,507,217
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	272,788	10,305,931
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	49,837	307,992
Liberty Latin America Ltd Class C (b)	1,516,575	9,296,605
		9,604,597
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	1,605,794	33,336,283
Ofg Bancorp	454,805	19,424,722
		52,761,005
Financial Services - 0.1%
EVERTEC Inc	635,300	20,628,191
TOTAL FINANCIALS		73,389,196

TOTAL PUERTO RICO		82,993,793
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	243,979	4,352,585
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	528,042	174,000
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	524,257	23,250,799
TOTAL SINGAPORE		27,777,384
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	168,257	1,579,933
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	929,462	13,532,967
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)(c)	815,100	1,369,367
THAILAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	139,861	3,426,595
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	359,902	77,814,411
TOTAL THAILAND		81,241,006
UNITED KINGDOM - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	508,224	8,385,696
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	473,685	890,528
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	263,583	3,729,699
TOTAL UNITED KINGDOM		13,005,923
UNITED STATES - 96.8%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	104,080	2,973,566
AST SpaceMobile Inc Class A (b)(c)	1,322,184	26,761,004
Atn International Inc	107,197	1,666,913
Bandwidth Inc Class A (b)	243,668	4,329,980
Cogent Communications Holdings Inc (c)	434,609	32,743,442
Globalstar Inc (b)	7,202,553	11,019,906
IDT Corp Class B	152,520	7,195,894
Lumen Technologies Inc (b)	9,987,202	49,336,779
Shenandoah Telecommunications Co	486,268	5,251,694
		141,279,178
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	3,439,796	10,697,766
Atlanta Braves Holdings Inc Class A (b)(c)	94,544	4,036,083
Atlanta Braves Holdings Inc Class C (b)(c)	499,601	19,359,539
Cinemark Holdings Inc (b)(c)	1,089,256	31,185,399
Eventbrite Inc Class A (b)	814,027	2,580,466
Golden Matrix Group Inc (b)(c)	202,212	348,816
IMAX Corp (b)	427,749	10,073,489
Lions Gate Entertainment Corp Class A (b)(c)	826,547	6,488,394
Lions Gate Entertainment Corp Class B (b)	946,960	6,647,659
LiveOne Inc (b)	768,581	1,114,442
Madison Square Garden Entertainment Corp Class A (b)	387,998	14,099,847
Marcus Corp/The	229,551	4,618,566
Playstudios Inc Class A (b)	882,204	1,543,857
Reservoir Media Inc (b)(c)	192,727	1,601,561
Sphere Entertainment Co Class A (b)(c)	264,848	12,341,917
Vivid Seats Inc Class A (b)(c)	772,836	3,323,195
		130,060,996
Interactive Media & Services - 0.6%
Bumble Inc Class A (b)	941,088	7,632,224
Cargurus Inc Class A (b)	854,406	33,492,715
Cars.com Inc (b)	646,411	11,583,685
EverQuote Inc Class A (b)	250,225	5,054,545
fuboTV Inc (b)(c)	2,984,331	12,056,697
Getty Images Holdings Inc Class A (b)(c)	1,010,719	2,577,333
MediaAlpha Inc Class A (b)	295,456	3,365,244
Nextdoor Holdings Inc Class A (b)	1,688,475	4,423,805
Outbrain Inc (b)	380,862	2,288,981
QuinStreet Inc (b)	529,731	12,533,435
Shutterstock Inc	240,353	7,095,221
System1 Inc Class A (b)(c)	235,975	154,374
TrueCar Inc (b)	862,459	2,966,859
Vimeo Inc Class A (b)	1,431,277	9,603,869
Yelp Inc Class A (b)	636,946	25,439,623
Ziff Davis Inc (b)	434,110	23,394,188
ZipRecruiter Inc Class A (b)	708,745	4,876,166
		168,538,964
Media - 0.8%
Advantage Solutions Inc Class A (b)(c)	1,069,558	2,823,633
AMC Networks Inc Class A (b)(c)	317,613	3,058,613
Boston Omaha Corp (b)(c)	238,357	3,465,711
Cable One Inc (c)	55,609	16,905,692
Cardlytics Inc (b)(c)	358,512	1,097,047
Clear Channel Outdoor Holdings Inc (b)	3,532,322	4,803,958
EchoStar Corp Class A (b)	1,199,982	33,191,502
Emerald Holding Inc (c)	152,571	686,570
Entravision Communications Corp Class A	623,892	1,341,368
EW Scripps Co/The Class A (b)	611,076	1,148,823
Gannett Co Inc (b)	1,410,009	6,373,241
Gray Media Inc (c)	858,947	3,212,462
Ibotta Inc Class A (b)(c)	154,097	11,172,033
iHeartMedia Inc Class A (b)(c)	1,038,901	2,306,360
Integral Ad Science Holding Corp (b)(c)	721,579	7,583,795
John Wiley & Sons Inc Class A	392,208	16,053,073
Magnite Inc (b)	1,240,192	21,331,302
National CineMedia Inc (b)	686,416	4,523,481
PubMatic Inc Class A (b)	415,229	6,278,262
Scholastic Corp	230,454	4,473,112
Sinclair Inc Class A	319,249	4,676,998
Stagwell Inc Class A (b)	856,179	5,342,557
TechTarget Inc/old	255,943	4,358,709
TEGNA Inc	1,631,430	29,724,655
Thryv Holdings Inc (b)(c)	360,225	6,307,540
Townsquare Media Inc Class A	132,748	1,178,802
WideOpenWest Inc (b)	502,153	2,144,193
		205,563,492
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	647,968	5,468,850
Spok Holdings Inc	187,513	3,015,209
Telephone and Data Systems Inc	972,133	34,364,902
		42,848,961
TOTAL COMMUNICATION SERVICES		688,291,591

Consumer Discretionary - 9.5%
Automobile Components - 1.1%
Adient PLC (b)	852,857	14,865,298
American Axle & Manufacturing Holdings Inc (b)	1,112,331	5,817,491
Cooper-Standard Holdings Inc (b)(c)	162,663	2,508,263
Dana Inc	1,286,325	20,504,021
Dorman Products Inc (b)	255,445	33,534,820
Fox Factory Holding Corp (b)	414,712	11,329,932
Gentherm Inc (b)	302,849	11,553,689
Goodyear Tire & Rubber Co/The (b)(c)	2,802,171	24,855,257
Holley Inc Class A (b)(c)	463,996	1,415,188
LCI Industries	244,695	25,641,589
Luminar Technologies Inc Class A (b)(c)	90,010	517,557
Modine Manufacturing Co (b)	509,247	51,663,108
Patrick Industries Inc	319,107	30,998,054
Phinia Inc	411,998	20,966,578
Solid Power Inc (b)(c)	1,587,532	2,206,669
Standard Motor Products Inc	205,592	6,377,464
Stoneridge Inc (b)	277,088	1,432,545
Visteon Corp (b)	269,698	22,670,814
XPEL Inc (b)(c)(e)	248,307	10,411,513
		299,269,850
Automobiles - 0.1%
Livewire Group Inc (b)(c)	185,730	585,050
Winnebago Industries Inc	279,963	13,382,231
		13,967,281
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	253,785	987,224
Groupon Inc (b)(c)	230,747	2,415,921
Qurate Retail Inc Class B (b)	12,064	25,333
Savers Value Village Inc (b)(c)	239,131	2,663,919
		6,092,397
Distributors - 0.0%
A-Mark Precious Metals Inc	176,061	4,959,639
Weyco Group Inc	61,049	2,181,891
		7,141,530
Diversified Consumer Services - 1.1%
Adtalem Global Education Inc (b)	369,917	39,629,208
American Public Education Inc (b)	156,182	3,462,555
Carriage Services Inc	133,432	5,464,040
Chegg Inc (b)	974,858	1,501,281
Coursera Inc (b)	1,354,306	10,441,699
European Wax Center Inc Class A (b)	344,197	2,323,330
Frontdoor Inc (b)	760,157	45,518,201
Graham Holdings Co Class B	31,395	29,160,304
KinderCare Learning Cos Inc (b)(c)	274,724	5,697,776
Laureate Education Inc (b)	1,286,601	24,085,171
Lincoln Educational Services Corp (b)	255,495	4,169,678
Mister Car Wash Inc (b)(c)	937,298	7,517,130
Nerdy Inc Class A (b)(c)	761,920	1,386,694
Perdoceo Education Corp	646,847	18,616,257
Strategic Education Inc	218,744	21,487,223
Stride Inc (b)	420,520	56,728,149
Udemy Inc (b)	895,593	6,699,036
Universal Technical Institute Inc (b)	388,438	10,654,854
		294,542,586
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment Inc Class A (b)	509,193	5,738,605
Bally's Corp (b)(c)	230,815	4,196,217
Biglari Holdings Inc Class B (b)(c)	7,030	1,631,030
BJ's Restaurants Inc (b)	189,573	6,860,647
Bloomin' Brands Inc	762,390	9,575,618
Brinker International Inc (b)	434,998	79,156,586
Cheesecake Factory Inc/The (c)	476,512	26,756,149
Cracker Barrel Old Country Store Inc (c)	218,679	14,209,761
Dave & Buster's Entertainment Inc (b)(c)	318,250	8,452,720
Denny's Corp (b)	502,504	3,180,850
Dine Brands Global Inc	153,531	4,664,272
El Pollo Loco Holdings Inc (b)	249,744	2,964,461
Empire Resorts Inc (b)(f)	17,230	0
Everi Holdings Inc (b)	796,593	10,865,529
First Watch Restaurant Group Inc (b)	303,695	6,371,521
Full House Resorts Inc (b)(c)	317,062	1,702,623
Global Business Travel Group I Class A (b)(c)	1,241,746	10,952,200
Golden Entertainment Inc	192,959	6,317,478
Hilton Grand Vacations Inc (b)	704,500	29,025,400
Inspired Entertainment Inc (b)	213,986	2,154,839
International Game Technology PLC	1,122,983	19,113,171
Jack in the Box Inc (c)	189,874	7,441,162
Krispy Kreme Inc (c)	853,616	7,742,297
Kura Sushi USA Inc Class A (b)	59,364	4,749,120
Life Time Group Holdings Inc (b)	611,383	17,723,993
Lindblad Expeditions Holdings Inc (b)	356,121	4,529,859
Monarch Casino & Resort Inc	127,198	10,855,077
Nathan's Famous Inc	26,370	2,133,597
ONE Group Hospitality Inc/The (b)(c)	205,829	771,859
Papa John's International Inc	328,089	12,982,482
PlayAGS Inc (b)	373,715	4,499,529
Portillo's Inc Class A (b)(c)	541,096	7,526,645
Potbelly Corp (b)	275,602	3,420,221
Rci Hospitality Holdings Inc (c)	81,221	4,511,014
Red Rock Resorts Inc Class A	482,972	23,689,777
Rush Street Interactive Inc Class A (b)	758,910	11,064,908
Sabre Corp (b)	3,749,585	12,561,110
Shake Shack Inc Class A (b)	375,672	44,378,133
Six Flags Entertainment Corp	913,994	40,297,995
Sweetgreen Inc Class A (b)	988,149	32,529,865
Target Hospitality Corp (b)	325,104	3,130,752
United Parks & Resorts Inc (b)(c)	321,510	16,898,566
Vacasa Inc Class A (b)(c)	94,894	476,367
Xponential Fitness Inc Class A (b)(c)	239,078	3,999,775
		531,803,780
Household Durables - 2.0%
Beazer Homes USA Inc (b)	282,761	6,265,984
Cavco Industries Inc (b)	81,640	41,525,370
Century Communities Inc	274,702	20,981,739
Champion Homes Inc (b)	528,885	48,831,952
Cricut Inc Class A (c)	469,538	2,521,419
Dream Finders Homes Inc Class A (b)(c)	278,265	6,419,574
Ethan Allen Interiors Inc	229,742	7,126,597
Flexsteel Industries Inc	45,883	2,263,408
Gopro Inc Class A (b)	1,286,210	1,250,325
Green Brick Partners Inc (b)	306,995	18,563,988
Hamilton Beach Brands Holding Co Class A	83,065	1,421,242
Helen of Troy Ltd (b)	224,460	13,867,139
Hooker Furnishings Corp	105,525	1,343,333
Hovnanian Enterprises Inc Class A (b)	49,570	6,562,572
Installed Building Products Inc	236,502	47,026,058
iRobot Corp (b)(c)	204,233	1,570,552
KB Home	642,685	43,124,164
La-Z-Boy Inc	416,309	19,649,785
Landsea Homes Corp Class A (b)	179,754	1,491,958
Legacy Housing Corp (b)(c)	111,060	2,848,689
LGI Homes Inc (b)	204,904	18,293,829
Lifetime Brands Inc	121,869	789,711
Lovesac Co/The (b)	143,167	3,659,349
M/I Homes Inc (b)	262,697	33,047,283
Meritage Homes Corp	709,784	55,270,880
Purple Innovation Inc Class A (b)	571,967	634,882
Sonos Inc (b)	1,187,246	16,372,122
Taylor Morrison Home Corp (b)	1,008,795	65,026,926
Traeger Inc (b)	347,511	847,927
Tri Pointe Homes Inc (b)	906,840	33,426,122
United Homes Group Inc Class A (b)(c)	50,108	207,947
Worthington Enterprises Inc	311,720	13,061,068
		535,293,894
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	279,656	18,267,130
AMMO Inc (b)	908,810	1,590,418
Clarus Corp	309,992	1,506,561
Escalade Inc	100,141	1,484,090
Funko Inc Class A (b)(c)	312,246	4,371,444
JAKKS Pacific Inc (b)	80,890	2,433,171
Johnson Outdoors Inc Class A	46,849	1,517,908
Latham Group Inc (b)	407,496	2,974,721
Malibu Boats Inc Class A (b)	191,331	7,326,064
Marine Products Corp	93,584	878,753
MasterCraft Boat Holdings Inc (b)(c)	155,166	2,825,573
Peloton Interactive Inc Class A (b)(c)	3,474,202	26,925,066
Smith & Wesson Brands Inc	441,223	4,628,429
Solo Brands Inc Class A (b)(c)	260,895	255,676
Sturm Ruger & Co Inc	164,395	5,852,462
Topgolf Callaway Brands Corp (b)(c)	1,389,346	10,920,260
		93,757,726
Specialty Retail - 2.3%
1-800-Flowers.com Inc Class A (b)(c)	255,825	2,054,275
Abercrombie & Fitch Co Class A (b)	496,278	59,245,669
Academy Sports & Outdoors Inc	680,456	35,594,653
aka Brands Holding Corp (b)	6,476	103,357
America's Car-Mart Inc/TX (b)	69,200	3,369,348
American Eagle Outfitters Inc	1,754,867	28,323,553
Arhaus Inc Class A (c)	513,372	6,304,208
Arko Corp	795,581	5,624,758
Asbury Automotive Group Inc (b)	193,799	57,496,287
BARK Inc (b)(c)	1,278,826	2,391,405
Beyond Inc (b)(c)	445,835	3,695,972
Boot Barn Holdings Inc (b)	292,081	46,981,229
Buckle Inc/The	305,516	14,545,617
Build-A-Bear Workshop Inc (c)	123,436	5,226,280
Caleres Inc	337,037	6,177,888
Camping World Holdings Inc Class A	550,736	12,716,494
Citi Trends Inc (b)(c)	62,685	1,623,542
Designer Brands Inc Class A (c)	396,567	1,994,732
Destination XL Group Inc (b)(c)	531,003	1,444,328
EVgo Inc Class A (b)	1,010,439	3,506,223
Foot Locker Inc (b)	821,457	16,470,213
Genesco Inc (b)	102,180	4,255,797
Group 1 Automotive Inc	130,606	59,620,334
GrowGeneration Corp (b)(c)	594,388	832,143
Haverty Furniture Cos Inc	147,368	3,305,464
J Jill Inc (c)	56,370	1,540,028
Lands' End Inc (b)(c)	140,743	1,752,250
Leslie's Inc (b)(c)	1,801,058	3,638,137
MarineMax Inc (b)	215,380	6,538,937
Monro Inc	294,696	5,787,829
National Vision Holdings Inc (b)	776,142	8,848,019
ODP Corp/The (b)	321,759	7,271,753
OneWater Marine Inc Class A (b)(c)	119,351	2,156,673
Petco Health & Wellness Co Inc Class A (b)	843,208	2,883,771
RealReal Inc/The (b)(c)	986,175	9,408,110
Revolve Group Inc Class A (b)(c)	378,243	11,944,914
RumbleON Inc Class B (b)	172,656	751,054
Sally Beauty Holdings Inc (b)	1,014,543	11,028,082
Shoe Carnival Inc	179,089	4,846,148
Signet Jewelers Ltd (c)	417,429	24,724,320
Sleep Number Corp (b)	211,888	3,788,557
Sonic Automotive Inc Class A	144,318	10,715,612
Stitch Fix Inc Class A (b)	993,314	4,678,509
ThredUp Inc Class A (b)	801,538	1,755,368
Tile Shop Holdings Inc (b)	281,999	2,126,272
Tilly's Inc Class A (b)	139,562	604,303
Torrid Holdings Inc (b)(c)	197,800	1,396,468
Upbound Group Inc	528,867	15,516,958
Urban Outfitters Inc (b)	625,257	34,651,743
Victoria's Secret & Co (b)	774,261	28,152,130
Warby Parker Inc Class A (b)	873,770	24,212,167
Winmark Corp	28,688	11,176,558
Zumiez Inc (b)(c)	148,792	2,374,720
		627,173,159
Textiles, Apparel & Luxury Goods - 0.6%
Figs Inc Class A (b)	1,282,146	7,295,411
G-III Apparel Group Ltd (b)	383,436	11,970,872
Hanesbrands Inc (b)	3,478,998	28,249,464
Kontoor Brands Inc	543,395	49,910,831
Movado Group Inc	150,475	2,877,082
Oxford Industries Inc	146,101	12,252,030
Rocky Brands Inc	72,957	1,826,842
Steven Madden Ltd	716,775	29,423,614
Superior Group of Cos Inc	128,564	1,940,031
Vera Bradley Inc (b)(c)	250,801	937,995
Wolverine World Wide Inc	781,999	17,462,038
		164,146,210
TOTAL CONSUMER DISCRETIONARY		2,573,188,413

Consumer Staples - 2.8%
Beverages - 0.3%
MGP Ingredients Inc (c)	141,798	5,123,162
National Beverage Corp	233,267	9,808,877
Primo Brands Corp Class A	1,546,871	50,072,214
Vita Coco Co Inc/The (b)	387,358	14,502,684
		79,506,937
Consumer Staples Distribution & Retail - 1.0%
Andersons Inc/The	322,576	13,144,972
Chefs' Warehouse Inc/The (b)	344,269	18,542,328
Guardian Pharmacy Services Inc Class A (b)(c)	83,849	1,912,596
HF Foods Group Inc (b)	398,562	1,060,174
Ingles Markets Inc Class A	143,759	9,519,721
Natural Grocers by Vitamin Cottage Inc	93,002	4,049,307
PriceSmart Inc	246,911	22,461,494
SpartanNash Co	332,844	6,067,746
Sprouts Farmers Market Inc (b)	994,193	157,420,520
United Natural Foods Inc (b)	577,900	17,186,746
Village Super Market Inc Class A	85,827	2,927,559
Weis Markets Inc (c)	163,593	11,052,343
		265,345,506
Food Products - 0.9%
Alico Inc (c)	68,907	2,128,537
B&G Foods Inc	771,228	4,997,557
Beyond Meat Inc (b)(c)	604,277	2,392,937
BRC Inc Class A (b)(c)	536,953	1,455,143
Cal-Maine Foods Inc	404,836	43,681,804
Calavo Growers Inc	168,193	3,849,938
Dole PLC	746,251	10,163,939
Fresh Del Monte Produce Inc	337,139	10,279,368
Hain Celestial Group Inc (b)	898,511	4,546,466
J & J Snack Foods Corp	150,616	20,669,034
John B Sanfilippo & Son Inc	88,914	6,432,039
Lancaster Colony Corp	193,139	32,590,275
Lifeway Foods Inc (b)(c)	45,148	1,040,209
Limoneira Co	167,086	3,853,003
Mama's Creations Inc (b)(c)	331,927	2,555,838
Mission Produce Inc (b)	430,035	5,113,116
Seneca Foods Corp Class A (b)(c)	44,892	3,273,076
Simply Good Foods Co/The (b)	901,406	34,253,428
TreeHouse Foods Inc (b)	464,858	16,046,898
Utz Brands Inc Class A	653,421	8,729,705
Vital Farms Inc (b)	329,293	14,447,730
Westrock Coffee Co (b)(c)	345,890	2,407,394
WK Kellogg Co (c)	648,037	10,750,934
		245,658,368
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	268,002	9,779,393
Central Garden & Pet Co Class A	317,093	9,890,131
Energizer Holdings Inc	706,601	24,017,368
Oil-Dri Corp of America	98,882	4,155,021
WD-40 Co	134,750	31,659,513
		79,501,426
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	755,090	1,261,000
Edgewell Personal Care Co	476,199	15,857,427
Herbalife Ltd (b)(c)	993,458	5,424,281
Honest Co Inc/The (b)	812,120	5,205,689
Interparfums Inc	180,080	25,394,882
Medifast Inc (b)(c)	107,037	1,680,481
Nature's Sunshine Products Inc (b)	124,565	1,732,699
Nu Skin Enterprises Inc Class A	480,504	3,147,301
Olaplex Holdings Inc (b)	1,407,022	2,194,954
USANA Health Sciences Inc (b)	111,556	3,633,379
Veru Inc (b)(c)	1,348,935	749,603
Waldencast plc Class A (b)(c)	240,302	831,445
		67,113,141
Tobacco - 0.1%
Ispire Technology Inc (b)	194,653	928,495
Turning Point Brands Inc	167,976	10,706,790
Universal Corp/VA	237,097	12,594,593
		24,229,878
TOTAL CONSUMER STAPLES		761,355,256

Energy - 4.5%
Energy Equipment & Services - 1.9%
Archrock Inc	1,643,809	46,174,595
Atlas Energy Solutions Inc (c)	672,510	15,440,830
Bristow Group Inc (b)	241,476	8,058,054
Cactus Inc Class A	658,494	39,318,677
ChampionX Corp	1,883,828	53,952,834
Core Laboratories Inc	463,979	7,873,724
DMC Global Inc (b)	193,859	1,578,012
Drilling Tools International Corp (b)	111,719	355,265
Expro Group Holdings NV (b)	929,214	11,735,973
Forum Energy Technologies Inc (b)	109,518	1,984,466
Geospace Technologies Corp (b)(c)	123,406	1,121,761
Helix Energy Solutions Group Inc (b)	1,409,702	11,305,810
Helmerich & Payne Inc	954,123	30,140,746
Innovex International Inc (b)	338,180	5,268,844
Kodiak Gas Services Inc	319,999	14,969,553
Liberty Energy Inc Class A	1,564,032	28,637,426
Mammoth Energy Services Inc (b)	236,109	705,965
Nabors Industries Ltd (b)	90,963	5,204,903
Natural Gas Services Group Inc (b)	105,106	2,750,624
Noble Corp PLC	1,365,412	43,761,455
NPK International Inc (b)	820,224	5,675,950
Oceaneering International Inc (b)	994,369	24,710,070
Oil States International Inc (b)	570,248	2,896,860
Patterson-UTI Energy Inc	3,834,688	30,945,932
ProFrac Holding Corp Class A (b)(c)	222,919	1,620,621
ProPetro Holding Corp (b)	846,623	7,518,012
Ranger Energy Services Inc Class A	153,273	2,512,144
RPC Inc	848,550	5,201,612
SEACOR Marine Holdings Inc (b)(c)	237,198	1,608,202
Select Water Solutions Inc Class A	898,852	11,235,650
Solaris Energy Infrastructure Inc Class A	250,015	6,822,909
TETRA Technologies Inc (b)	1,250,044	5,187,683
Tidewater Inc (b)	481,302	26,524,553
Transocean Ltd (b)(c)	7,168,968	28,102,355
Valaris Ltd (b)	608,622	29,177,339
		520,079,409
Oil, Gas & Consumable Fuels - 2.6%
Aemetis Inc (b)(c)	359,277	829,930
Amplify Energy Corp (b)(c)	380,236	2,030,460
Berry Corp	780,030	3,400,931
California Resources Corp	679,806	33,446,455
Centrus Energy Corp Class A (b)(c)	142,691	11,743,469
Chord Energy Corp warrants 9/1/2025 (b)	14,729	43,155
Clean Energy Fuels Corp (b)	1,707,095	5,650,484
CNX Resources Corp (b)(c)	1,439,175	39,404,612
Comstock Resources Inc (b)(c)	908,140	16,855,078
Core Natural Resources Inc	518,289	46,822,228
Crescent Energy Co Class A (c)	1,601,544	24,119,253
CVR CHC LP	347,862	6,591,985
Delek US Holdings Inc	620,317	11,078,862
DHT Holdings Inc	1,347,752	15,256,553
Diversified Energy Co PLC (United States) (e)	469,640	7,486,062
Dorian LPG Ltd	361,975	8,701,879
Empire Petroleum Corp (b)(c)	152,471	891,955
Energy Fuels Inc/Canada (United States) (b)(c)	1,844,955	9,796,711
Evolution Petroleum Corp (c)	314,580	1,670,420
Excelerate Energy Inc Class A	169,817	5,072,434
FutureFuel Corp	260,467	1,422,150
Granite Ridge Resources Inc (c)	522,415	3,233,749
Green Plains Inc (b)	636,222	5,681,462
Gulfport Energy Corp (b)	127,492	22,758,597
Hallador Energy Co (b)	252,412	2,708,381
HighPeak Energy Inc Class A (c)	143,569	1,956,845
International Seaways Inc	404,273	15,746,433
Kinetik Holdings Inc Class A	378,983	24,417,875
Magnolia Oil & Gas Corp Class A	1,708,763	40,497,683
Murphy Oil Corp	1,392,658	37,086,483
NACCO Industries Inc Class A	38,735	1,225,188
NextDecade Corp (b)(c)	1,147,569	9,731,385
Nordic American Tankers Ltd (c)	2,055,528	5,549,926
Northern Oil & Gas Inc	979,926	35,228,340
Par Pacific Holdings Inc (b)	531,619	8,888,670
PBF Energy Inc Class A	986,789	28,873,446
Peabody Energy Corp (c)	1,248,375	22,658,006
PrimeEnergy Resources Corp (b)	7,000	1,525,300
REX American Resources Corp (b)	152,483	6,361,591
Riley Exploration Permian Inc	114,630	3,799,985
Ring Energy Inc (b)(c)	1,497,561	1,946,829
Sable Offshore Corp (b)(c)	497,547	12,403,847
SandRidge Energy Inc	314,545	3,727,358
Sitio Royalties Corp Class A	800,647	16,125,031
SM Energy Co	1,127,805	42,811,478
Talos Energy Inc (b)	1,421,073	14,097,044
Ur-Energy Inc (United States) (b)	3,418,824	3,589,765
Uranium Energy Corp (b)(c)	3,933,440	27,770,086
VAALCO Energy Inc	1,044,331	4,281,757
Verde Clean Fuels Inc Class A (b)(c)	32,793	120,678
Vital Energy Inc (b)(c)	282,450	9,010,155
Vitesse Energy Inc (c)	247,329	6,400,875
W&T Offshore Inc	985,140	1,536,818
World Kinect Corp	561,130	15,863,145
		689,929,277
TOTAL ENERGY		1,210,008,686

Financials - 18.2%
Banks - 10.2%
1st Source Corp	182,344	11,436,616
ACNB Corp	81,781	3,361,199
Amalgamated Financial Corp	177,467	6,200,697
Amerant Bancorp Inc Class A	359,250	8,334,600
Ameris Bancorp	649,756	42,656,481
Ames National Corp	87,485	1,586,103
Arrow Financial Corp	163,399	4,348,047
Associated Banc-Corp	1,595,820	40,118,915
Atlantic Union Bankshares Corp	885,954	33,462,483
Axos Financial Inc (b)	539,354	37,717,025
Banc of California Inc	1,370,144	21,949,707
BancFirst Corp	197,097	23,470,311
Bancorp Inc/The (b)	462,858	28,262,109
Bank First Corp	93,923	9,503,129
Bank of Hawaii Corp (c)	387,748	28,891,103
Bank of Marin Bancorp	158,737	4,011,284
Bank7 Corp	38,952	1,673,378
BankUnited Inc	736,741	30,287,423
Bankwell Financial Group Inc	63,465	1,978,839
Banner Corp	339,212	23,972,112
Bar Harbor Bankshares	148,670	4,709,866
BayCom Corp	101,091	2,829,537
BCB Bancorp Inc	147,356	1,595,865
Berkshire Hills Bancorp Inc	423,607	12,458,282
Blue Foundry Bancorp (b)	171,622	1,673,315
Bridgewater Bancshares Inc (b)	191,092	2,698,219
Brookline Bancorp Inc	870,328	10,644,111
Burke & Herbert Financial Services Corp	134,529	8,651,560
Business First Bancshares Inc	238,514	6,437,493
Byline Bancorp Inc	306,863	9,003,360
Cadence Bank	1,798,752	63,316,070
California BanCorp (b)	237,748	3,946,617
Camden National Corp	144,524	6,555,609
Capital Bancorp Inc	86,965	2,697,654
Capital City Bank Group Inc	135,051	4,982,031
Capitol Federal Financial Inc	1,236,938	7,359,781
Carter Bankshares Inc (b)	224,017	3,947,180
Cathay General Bancorp	688,920	32,716,811
Central Pacific Financial Corp	267,184	7,986,130
Chemung Financial Corp	30,860	1,559,972
ChoiceOne Financial Services Inc	84,210	2,821,877
Citizens & Northern Corp	147,051	3,136,598
Citizens Financial Services Inc	45,401	2,780,357
City Holding Co	143,414	16,941,496
Civista Bancshares Inc	149,100	3,289,146
CNB Financial Corp/PA	204,039	5,162,187
Coastal Financial Corp/WA Class A (b)	111,702	9,961,584
Colony Bankcorp Inc	162,625	2,740,231
Columbia Financial Inc (b)(c)	262,827	3,887,211
Community Financial System Inc	517,235	33,894,410
Community Trust Bancorp Inc	151,711	8,118,056
Community West Bancshares	167,810	3,270,617
Connectone Bancorp Inc	354,540	8,984,044
CrossFirst Bankshares Inc (b)	441,321	7,167,053
Customers Bancorp Inc (b)	290,742	16,566,479
CVB Financial Corp	1,308,424	27,267,556
Dime Community Bancshares Inc	349,271	10,907,733
Eagle Bancorp Inc	289,860	7,597,231
Eastern Bankshares Inc	1,903,423	34,946,846
Enterprise Bancorp Inc/MA	97,637	4,132,974
Enterprise Financial Services Corp	365,926	21,897,012
Equity Bancshares Inc Class A	141,914	6,187,450
Esquire Financial Holdings Inc	69,927	6,249,376
ESSA Bancorp Inc	81,219	1,698,289
Farmers & Merchants Bancorp Inc/Archbold OH	126,810	3,445,428
Farmers National Banc Corp	363,915	5,007,470
FB Financial Corp	349,059	18,433,806
Fidelity D&D Bancorp Inc	47,450	2,125,760
Financial Institutions Inc	150,643	3,972,456
First Bancorp Inc/The	106,540	2,752,994
First Bancorp/Southern Pines NC	395,362	17,447,325
First Bancshares Inc/The	303,905	11,654,757
First Bank/Hamilton NJ	206,645	3,143,070
First Busey Corp	524,627	12,737,944
First Business Financial Services Inc	77,662	4,012,019
First Commonwealth Financial Corp	999,346	16,669,091
First Community Bankshares Inc	164,126	7,118,145
First Financial Bancorp	934,398	26,181,832
First Financial Bankshares Inc	1,286,221	47,924,594
First Financial Corp/IN	113,750	5,481,613
First Financial Northwest Inc	64,528	1,364,121
First Foundation Inc	627,850	3,233,428
First Interstate BancSystem Inc Class A	789,769	26,022,889
First Interstate Bank of Calif	79,736	2,597,002
First Merchants Corp	574,724	25,540,735
First Mid Bancshares Inc	225,608	8,557,311
First of Long Island Corp/The	211,982	2,755,766
First Western Financial Inc (b)	77,957	1,644,893
Five Star Bancorp	166,099	5,051,071
Flagstar Financial Inc	2,500,649	29,582,678
Flushing Financial Corp	274,755	3,832,832
FS Bancorp Inc	65,431	2,646,030
Fulton Financial Corp	1,793,293	36,475,580
FVCBankcorp Inc (b)(c)	161,430	1,948,460
German American Bancorp Inc	279,941	11,569,962
Glacier Bancorp Inc (c)	1,125,019	55,879,694
Great Southern Bancorp Inc	84,347	4,958,760
Greene County Bancorp Inc	68,999	1,828,474
Guaranty Bancshares Inc/TX	77,669	3,192,973
Hancock Whitney Corp	858,046	51,259,668
Hanmi Financial Corp	301,535	7,242,871
Harborone Northeast Bancorp Inc	376,791	4,095,718
HBT Financial Inc	127,442	3,099,389
Heartland Financial USA Inc	418,525	27,066,012
Heritage Commerce Corp	591,438	5,731,034
Heritage Financial Corp Wash	331,750	8,525,975
Hilltop Holdings Inc	454,278	13,710,110
Hingham Institution For Savings The (c)	15,539	3,966,330
Home Bancorp Inc	69,130	3,470,326
Home BancShares Inc/AR	1,843,558	55,657,016
HomeStreet Inc (b)	182,028	1,833,022
HomeTrust Bancshares Inc	141,161	5,190,490
Hope Bancorp Inc	1,136,390	13,250,307
Horizon Bancorp Inc/IN	430,410	7,226,584
Independent Bank Corp	419,661	28,184,433
Independent Bank Corp/MI	197,961	7,205,780
International Bancshares Corp	534,179	35,197,054
Investar Holding Corp	87,890	1,676,062
John Marshall Bancorp Inc	122,491	2,316,305
Kearny Financial Corp/MD	545,714	3,765,427
Lakeland Financial Corp	246,168	16,749,271
LCNB Corp	125,880	1,946,105
LINKBANCORP Inc	221,582	1,566,585
Live Oak Bancshares Inc	341,538	12,121,184
Mercantile Bank Corp	156,534	7,640,425
Metrocity Bankshares Inc	178,040	5,494,314
Metropolitan Bank Holding Corp (b)	103,356	6,628,220
Mid Penn Bancorp Inc	147,950	4,456,254
Middlefield Banc Corp	72,070	1,867,334
Midland States Bancorp Inc	203,893	3,926,979
MidWestOne Financial Group Inc	177,038	5,599,712
MVB Financial Corp	112,494	2,194,758
National Bank Holdings Corp Class A	364,380	15,715,709
National Bankshares Inc VA	57,947	1,703,062
NB Bancorp Inc (b)	383,853	7,354,623
Nbt Bancorp Inc	454,554	21,650,407
Nicolet Bankshares Inc	132,329	14,838,051
Northeast Bank	68,429	6,925,015
Northeast Community Bancorp Inc	122,828	3,046,134
Northfield Bancorp Inc	365,245	4,262,409
Northrim BanCorp Inc	53,085	4,519,126
Northwest Bancshares Inc	1,270,931	16,788,999
Norwood Financial Corp	72,787	1,937,590
Oak Valley Bancorp	67,326	1,741,724
OceanFirst Financial Corp	559,714	10,052,463
Old National Bancorp/IN	3,109,830	74,169,446
Old Second Bancorp Inc	429,699	8,074,044
Orange County Bancorp Inc	102,500	2,651,675
Origin Bancorp Inc	290,884	11,030,321
Orrstown Financial Services Inc	182,020	6,614,607
Pacific Premier Bancorp Inc	943,810	24,444,679
Park National Corp	142,274	24,145,321
Parke Bancorp Inc	102,518	2,074,964
Pathward Financial Inc	248,051	19,777,106
PCB Bancorp	105,311	2,031,449
Peapack-Gladstone Financial Corp	165,619	5,241,841
Peoples Bancorp Inc/OH	343,444	11,213,447
Peoples Bancorp of North Carolina Inc	41,896	1,193,616
Peoples Financial Services Corp	91,141	4,691,027
Pioneer Bancorp Inc/NY (b)	112,500	1,302,749
Plumas Bancorp	53,789	2,452,778
Ponce Financial Group Inc (b)	184,337	2,446,152
Preferred Bank/Los Angeles CA	122,936	11,231,433
Premier Financial Corp	347,675	9,675,795
Primis Financial Corp	179,678	1,992,629
Princeton Bancorp Inc	51,050	1,558,045
Provident Bancorp Inc (b)	148,574	1,739,802
Provident Financial Services Inc	1,241,901	23,062,102
QCR Holdings Inc	160,841	12,506,996
RBB Bancorp	151,178	2,843,658
Red River Bancshares Inc	44,299	2,471,884
Renasant Corp	615,470	23,929,474
Republic Bancorp Inc/KY Class A	79,658	5,213,616
S&T Bancorp Inc	376,332	14,842,534
Sandy Spring Bancorp Inc	432,811	14,641,996
Seacoast Banking Corp of Florida	832,572	23,686,673
ServisFirst Bancshares Inc	501,090	45,433,830
Shore Bancshares Inc	308,491	5,043,828
Sierra Bancorp	129,748	3,910,605
Simmons First National Corp Class A	1,224,454	27,819,595
SmartFinancial Inc	156,033	5,501,724
South Plains Financial Inc	114,011	4,096,415
Southern First Bancshares Inc (b)	74,436	2,739,245
Southern Missouri Bancorp Inc	94,377	5,585,231
Southern States Bancshares Inc	82,220	2,703,394
Southside Bancshares Inc	285,518	8,973,831
SouthState Corp	965,773	101,975,971
Stellar Bancorp Inc	483,922	13,743,385
Sterling Bancorp Inc/MI (b)	194,521	916,193
Stock Yards Bancorp Inc (c)	252,835	18,636,468
Texas Capital Bancshares Inc (b)	456,756	36,060,886
Third Coast Bancshares Inc (b)	112,142	4,042,719
Timberland Bancorp Inc/WA	74,108	2,224,722
Tompkins Financial Corp	127,185	8,911,853
Towne Bank/Portsmouth VA	694,814	24,853,497
TriCo Bancshares	315,059	13,821,638
Triumph Financial Inc (b)	217,377	16,751,072
TrustCo Bank Corp NY	185,022	5,950,308
Trustmark Corp	597,077	22,390,388
UMB Financial Corp	443,079	52,239,014
United Bankshares Inc/WV	1,308,422	50,374,247
United Community Banks Inc/GA	1,183,365	39,252,217
Unity Bancorp Inc	70,177	3,393,058
Univest Financial Corp	286,897	8,718,800
USCB Financial Holdings Inc	101,620	1,928,748
Valley National Bancorp	4,625,331	47,548,403
Veritex Holdings Inc	517,428	13,867,070
Virginia National Bankshares Corp (c)	47,346	1,726,235
WaFd Inc	659,692	19,579,659
Washington Trust Bancorp Inc	169,566	5,556,678
WesBanco Inc	567,223	19,875,494
West BanCorp Inc	160,897	3,528,471
Westamerica BanCorp	256,428	13,272,713
WSFS Financial Corp	582,395	32,614,120
		2,744,297,750
Capital Markets - 1.8%
Acadian Asset Management Inc	262,838	6,549,923
AlTi Global Inc Class A (b)(c)	338,880	1,318,243
Artisan Partners Asset Management Inc Class A	626,244	27,986,844
B Riley Financial Inc (c)	200,042	921,193
BGC Group Inc Class A	3,598,315	34,327,925
Cohen & Steers Inc (c)	272,566	24,157,525
Diamond Hill Investment Group Inc	26,221	3,934,199
DigitalBridge Group Inc Class A	1,567,812	17,198,898
Donnelley Financial Solutions Inc (b)	253,897	16,851,144
Forge Global Holdings Inc Class A (b)	1,163,930	896,226
GCM Grosvenor Inc Class A (c)	411,786	5,567,347
Hamilton Lane Inc Class A (c)	379,509	60,410,243
MarketWise Inc Class A	382,846	212,517
Moelis & Co Class A	697,983	54,645,089
Open Lending Corp (b)	1,024,072	6,195,636
P10 Inc Class A	406,908	5,558,363
Perella Weinberg Partners Class A	510,067	13,169,930
Piper Sandler Cos	171,239	54,306,736
PJT Partners Inc Class A	229,908	37,927,923
Silvercrest Asset Management Group Inc Class A	95,673	1,769,951
StepStone Group Inc Class A	647,802	41,511,152
StoneX Group Inc (b)	269,754	29,543,458
Value Line Inc	7,435	292,195
Victory Capital Holdings Inc Class A	406,345	26,891,912
Virtus Invt Partners Inc	66,292	13,225,254
WisdomTree Inc	1,377,030	13,481,124
		498,850,950
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	53,640	3,189,971
Bread Financial Holdings Inc	490,347	31,053,676
Consumer Portfolio Services Inc (b)	80,250	951,764
Dave Inc Class A (b)	79,097	7,579,075
Encore Capital Group Inc (b)(c)	228,010	11,286,495
Enova International Inc (b)	250,745	28,163,678
FirstCash Holdings Inc	380,807	41,565,084
Green Dot Corp Class A (b)	533,871	4,735,436
LendingClub Corp (b)	1,093,728	14,754,391
Lendingtree Inc (b)	98,027	4,404,353
Medallion Financial Corp (c)	189,852	1,699,175
Moneylion Inc Class A (b)	84,712	7,368,250
Navient Corp	747,571	10,219,296
Nelnet Inc Class A	140,084	15,433,054
NerdWallet Inc Class A (b)	345,671	4,936,182
OppFi Inc Class A (c)	186,024	2,550,389
PRA Group Inc (b)	379,238	8,384,952
PROG Holdings Inc	402,775	17,218,631
Regional Management Corp	82,849	2,965,166
Upstart Holdings Inc (b)(c)	774,904	50,171,159
World Acceptance Corp (b)	34,450	4,862,962
		273,493,139
Financial Services - 2.5%
Acacia Research Corp (b)(c)	380,227	1,657,790
Alerus Financial Corp	225,306	4,762,969
AvidXchange Holdings Inc (b)	1,712,729	18,154,927
Burford Capital Ltd (United States)	1,976,996	27,757,024
Cannae Holdings Inc	548,179	10,832,017
Cantaloupe Inc (b)	585,114	4,762,828
Cass Information Systems Inc	136,680	5,629,849
Compass Diversified Holdings	657,936	13,981,140
Enact Holdings Inc	287,104	9,698,373
Essent Group Ltd	1,031,903	60,108,350
Federal Agricultural Mortgage Corp Class C	89,463	17,693,992
Flywire Corp (b)	1,193,785	23,075,864
HA Sustainable Infrastructure Capital Inc	1,142,790	32,009,548
I3 Verticals Inc Class A (b)	227,555	5,663,844
International Money Express Inc (b)	317,739	6,008,444
Jackson Financial Inc	739,052	69,648,260
Marqeta Inc Class A (b)	4,668,668	17,974,372
Merchants Bancorp/IN	180,250	7,557,883
Mr Cooper Group Inc (b)	621,335	64,500,786
NCR Atleos Corp (b)	709,675	22,610,246
NewtekOne Inc	239,158	3,176,018
NMI Holdings Inc (b)	775,709	29,957,882
Onity Group Inc (b)	62,344	2,251,865
Payoneer Global Inc (b)	2,866,201	30,381,731
Paysafe Ltd (b)(c)	322,750	6,261,350
Paysign Inc (b)	336,641	895,465
PennyMac Financial Services Inc	263,014	27,534,936
Priority Technology Holdings Inc (b)(c)	181,412	1,723,414
Radian Group Inc	1,497,987	50,961,518
Remitly Global Inc (b)	1,474,656	34,654,416
Repay Holdings Corp Class A (b)(c)	850,268	6,351,502
Sezzle Inc (b)(c)	23,148	5,416,863
SWK Holdings Corp (b)	28,652	465,595
Velocity Financial Inc (b)	83,914	1,555,766
Walker & Dunlop Inc	317,601	30,511,928
Waterstone Financial Inc	159,067	2,185,581
		658,374,336
Insurance - 1.8%
Ambac Financial Group Inc (b)	437,529	5,088,462
American Coastal Insurance Corp	241,991	2,949,870
Amerisafe Inc	189,240	9,465,785
Baldwin Insurance Group Inc/The Class A (b)	656,104	26,867,459
Bowhead Specialty Holdings Inc	114,977	3,717,206
CNO Financial Group Inc	1,038,323	41,470,621
Crawford & Co Class A	149,643	1,797,212
Donegal Group Inc Class A	149,277	2,213,778
Employers Holdings Inc	242,841	11,938,064
Enstar Group Ltd (b)	124,875	40,832,876
F&G Annuities & Life Inc	180,578	8,290,336
Genworth Financial Inc Class A (b)	4,214,524	30,471,009
GoHealth Inc Class A (b)(c)	41,627	678,519
Goosehead Insurance Inc Class A (c)	222,137	23,806,422
Greenlight Capital Re Ltd Class A (b)	270,203	3,647,741
HCI Group Inc (c)	82,657	10,078,368
Heritage Insurance Holdings Inc (b)	228,860	2,519,749
Hippo Holdings Inc (b)(c)	196,857	5,511,996
Horace Mann Educators Corp	405,602	15,668,405
Investors Title Co	14,171	3,193,435
James River Group Holdings Ltd	361,032	1,725,733
Lemonade Inc (b)(c)	513,514	17,069,205
Maiden Holdings Ltd (b)	871,834	880,551
MBIA Inc (b)(c)	441,017	3,135,631
Mercury General Corp	265,978	13,256,344
NI Holdings Inc (b)	74,165	1,119,892
Oscar Health Inc Class A (b)	1,966,408	32,642,373
Palomar Hldgs Inc (b)	254,210	27,421,633
ProAssurance Corp (b)	498,258	7,453,940
Root Inc/OH Class A (b)	86,013	8,386,268
Safety Insurance Group Inc	144,880	11,446,969
Selective Insurance Group Inc	601,201	50,579,040
Selectquote Inc (b)	1,335,048	5,754,057
Skyward Specialty Insurance Group Inc (b)	367,671	16,280,472
Stewart Information Services Corp	266,996	17,405,469
Tiptree Inc Class A	249,327	4,996,513
Trupanion Inc (b)(c)	325,596	15,446,274
United Fire Group Inc	209,009	5,185,513
Universal Insurance Holdings Inc	234,324	4,531,826
		494,925,016
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust Inc	295,451	2,029,748
Angel Oak Mortgage REIT Inc	127,304	1,301,046
Apollo Commercial Real Estate Finance Inc	1,390,934	12,323,675
Arbor Realty Trust Inc (c)	1,832,633	24,538,956
Ares Commercial Real Estate Corp	528,736	2,992,646
ARMOUR Residential REIT Inc	478,194	8,999,611
Blackstone Mortgage Trust Inc Class A (c)	1,727,969	31,103,442
Brightspire Capital Inc Class A	1,319,614	7,429,427
Chimera Investment Corp	795,509	11,845,129
Claros Mortgage Trust Inc (c)	883,560	2,915,748
Dynex Capital Inc	788,452	10,462,758
Ellington Financial Inc	836,450	10,505,812
Franklin BSP Realty Trust Inc	841,230	10,708,858
Granite Point Mortgage Trust Inc	518,585	1,472,781
Invesco Mortgage Capital Inc	564,912	4,779,156
Kkr Real Estate Finance Trust Inc	601,097	5,998,948
Ladder Capital Corp Class A	1,147,596	12,864,551
MFA Financial Inc	1,043,307	10,954,724
New York Mortgage Trust Inc	909,220	5,482,597
Nexpoint Real Estate Finance Inc	81,621	1,257,779
Orchid Island Capital Inc	691,423	5,773,382
Pennymac Mortgage Investment Trust	873,418	11,878,485
Ready Capital Corp	1,619,993	10,772,953
Redwood Trust Inc	1,300,810	8,520,306
Seven Hills Realty Trust	143,985	1,886,204
Sunrise Realty Trust Inc	57,604	691,247
TPG RE Finance Trust Inc	611,111	5,139,444
Two Harbors Investment Corp	1,037,981	13,234,258
		237,863,671
TOTAL FINANCIALS		4,907,804,862

Health Care - 16.6%
Biotechnology - 8.2%
2seventy bio Inc (b)(c)	481,637	1,281,154
4D Molecular Therapeutics Inc (b)(c)	502,678	2,814,997
89bio Inc (b)(c)	834,956	8,015,578
Absci Corp (b)(c)	818,720	3,037,451
ACADIA Pharmaceuticals Inc (b)	1,182,245	22,060,692
ACELYRIN Inc (b)	730,161	1,438,417
Achieve Life Sciences Inc (b)(c)	341,517	1,116,761
Acrivon Therapeutics Inc (b)(c)	116,960	709,947
Actinium Pharmaceuticals Inc (b)	301,062	349,232
Acumen Pharmaceuticals Inc (b)	422,366	633,549
ADMA Biologics Inc (b)	2,222,555	35,894,263
Adverum Biotechnologies Inc (b)(c)	207,142	874,139
Aerovate Therapeutics Inc (b)(c)	144,554	378,731
Agenus Inc (b)(c)	186,903	710,231
Agios Pharmaceuticals Inc (b)	557,549	19,174,110
Akebia Therapeutics Inc (b)	2,066,891	4,629,836
Akero Therapeutics Inc (b)	668,080	36,129,766
Aldeyra Therapeutics Inc (b)	500,462	2,622,421
Alector Inc (b)	813,878	1,351,037
Alkermes PLC (b)(c)	1,588,852	50,096,504
Allogene Therapeutics Inc (b)(c)	1,239,204	2,230,567
Altimmune Inc (b)(c)	708,107	4,701,830
ALX Oncology Holdings Inc (b)	348,677	509,068
Amicus Therapeutics Inc (b)	2,894,775	27,731,945
AnaptysBio Inc (b)	210,414	3,772,723
Anavex Life Sciences Corp (b)(c)	750,106	6,953,483
Anika Therapeutics Inc (b)	127,551	2,176,020
Annexon Inc (b)	959,134	3,683,075
Apogee Therapeutics Inc (b)	373,863	15,462,974
Applied Therapeutics Inc (b)(c)	958,341	562,067
Arbutus Biopharma Corp (b)	1,467,629	4,887,205
Arcellx Inc (b)	425,251	28,972,351
Arcturus Therapeutics Holdings Inc (b)(c)	230,599	3,913,265
Arcus Biosciences Inc (b)	533,987	6,888,432
Arcutis Biotherapeutics Inc (b)	1,058,720	14,017,453
Ardelyx Inc (b)(c)	2,320,030	12,435,361
ArriVent Biopharma Inc (c)	280,530	8,006,326
Arrowhead Pharmaceuticals Inc (b)	1,176,501	23,388,840
ARS Pharmaceuticals Inc (b)(c)	492,730	6,415,345
Astria Therapeutics Inc (b)	447,814	3,519,818
Atossa Therapeutics Inc (b)	1,278,628	1,076,477
Aura Biosciences Inc (b)	461,527	3,622,987
Avid Bioservices Inc (b)	611,245	7,628,338
Avidity Biosciences Inc (b)	1,094,751	36,050,150
Avita Medical Inc (b)(c)	255,998	2,329,582
Beam Therapeutics Inc (b)	753,713	19,536,241
Bicara Therapeutics Inc (c)	189,881	2,396,298
BioCryst Pharmaceuticals Inc (b)	2,033,598	16,065,424
Biohaven Ltd (b)(c)	847,150	32,403,488
Biomea Fusion Inc (b)(c)	278,810	1,165,426
Black Diamond Therapeutics Inc (b)(c)	411,375	1,077,803
Bluebird Bio Inc (b)(c)	94,359	731,282
Blueprint Medicines Corp (b)	626,753	70,528,515
Boundless Bio Inc (b)	150,254	344,082
Bridgebio Pharma Inc (b)	1,385,670	47,403,771
C4 Therapeutics Inc (b)(c)	592,261	2,055,146
Cabaletta Bio Inc (b)(c)	452,597	1,081,707
CAMP4 Therapeutics Corp (c)	66,614	320,413
Candel Therapeutics Inc (b)(c)	202,672	1,432,891
Capricor Therapeutics Inc (b)(c)	361,808	5,441,592
Cardiff Oncology Inc (b)(c)	400,870	1,615,506
CareDx Inc (b)	499,005	11,626,817
Cargo Therapeutics Inc (b)(c)	342,390	1,232,604
Caribou Biosciences Inc (b)	753,191	1,077,063
Cartesian Therapeutics Inc (b)(c)	100,851	1,947,433
Cartesian Therapeutics Inc rights (b)(c)(f)	1,117,119	480,361
Catalyst Pharmaceuticals Inc (b)	1,102,874	24,880,837
Celcuity Inc (b)	314,005	3,752,360
Celldex Therapeutics Inc (b)	636,874	15,597,044
Century Therapeutics Inc (b)	480,865	394,646
CervoMed Inc (b)(c)	54,318	122,758
CG oncology Inc	466,841	14,037,909
Chinook Therapeutics Inc rights (b)(f)	86,210	1
Cibus Inc Class A (b)(c)	152,660	380,123
Climb Bio Inc (b)(c)	295,631	561,699
Cogent Biosciences Inc (b)	914,840	8,517,160
Coherus Biosciences Inc (b)(c)	1,085,942	1,281,412
Compass Therapeutics Inc (b)(c)	1,032,244	3,323,826
Corbus Pharmaceuticals Holdings Inc (b)(c)	114,019	1,116,246
Crinetics Pharmaceuticals Inc (b)	865,463	34,878,159
Cullinan Therapeutics Inc (b)	514,666	5,434,873
Cytokinetics Inc (b)	1,126,019	55,692,900
Day One Biopharmaceuticals Inc (b)	517,941	6,406,930
Denali Therapeutics Inc (b)	1,224,621	28,533,669
Design Therapeutics Inc (b)(c)	312,645	1,516,328
Dianthus Therapeutics Inc (b)(c)	237,396	5,258,321
Disc Medicine Inc (b)	194,193	10,835,969
Dynavax Technologies Corp (b)(c)	1,298,460	16,944,903
Dyne Therapeutics Inc (b)	813,001	11,560,874
Editas Medicine Inc (b)(c)	751,614	984,614
Elevation Oncology Inc (b)(c)	536,451	371,868
Enanta Pharmaceuticals Inc (b)(c)	200,202	1,023,032
Entrada Therapeutics Inc (b)	242,977	3,265,611
Erasca Inc (b)(c)	1,773,882	3,352,637
Fate Therapeutics Inc (b)	973,912	1,266,086
Fibrobiologics Inc (c)	281,020	452,442
Foghorn Therapeutics Inc (b)	256,460	1,074,567
Galectin Therapeutics Inc (b)(c)	187,138	233,923
Generation Bio CO (b)	500,059	388,096
Geron Corp (b)	5,836,397	16,750,459
Greenwich Lifesciences Inc (b)(c)	59,712	772,673
Gyre Therapeutics Inc (b)(c)	68,896	792,993
Halozyme Therapeutics Inc (b)	1,230,016	69,668,106
Heron Therapeutics Inc (b)(c)	1,147,248	1,950,322
HilleVax Inc (b)	294,253	579,678
Humacyte Inc Class A (b)(c)	881,751	4,038,420
Ideaya Biosciences Inc (b)	830,208	20,215,565
IGM Biosciences Inc (b)	153,500	231,785
ImmunityBio Inc (b)(c)	1,444,189	4,982,452
Immunome Inc (b)(c)	511,318	5,639,838
Immunovant Inc (b)	572,024	12,435,802
Inhibrx Biosciences Inc	116,618	1,583,672
Inmune Bio Inc (b)(c)	138,881	1,411,031
Inovio Pharmaceuticals Inc (b)	267,886	559,882
Inozyme Pharma Inc (b)(c)	521,057	750,322
Insmed Inc (b)(c)	1,700,867	130,252,395
Intellia Therapeutics Inc (b)(c)	873,501	9,014,530
Invivyd Inc (b)	810,156	289,793
Iovance Biotherapeutics Inc (b)(c)	2,709,986	15,853,418
Ironwood Pharmaceuticals Inc Class A (b)(c)	1,401,689	3,279,952
iTeos Therapeutics Inc (b)	267,733	2,018,707
Janux Therapeutics Inc (b)	276,860	12,037,873
Jasper Therapeutics Inc Class A (b)(c)	112,905	684,204
KalVista Pharmaceuticals Inc (b)(c)	332,643	2,963,849
Keros Therapeutics Inc (b)	300,681	3,427,763
Kiniksa Pharmaceuticals International Plc Class A (b)	378,344	7,415,542
Kodiak Sciences Inc (b)	325,689	2,084,410
Korro Bio Inc (b)(c)	61,010	2,081,661
Krystal Biotech Inc (b)	244,869	39,115,374
Kura Oncology Inc (b)	709,184	5,609,645
Kymera Therapeutics Inc (b)	463,131	18,335,356
Kyverna Therapeutics Inc (c)	244,241	791,341
Larimar Therapeutics Inc (b)(c)	422,458	1,622,239
LENZ Therapeutics Inc (c)	124,850	3,187,421
Lexeo Therapeutics Inc (b)(c)	235,992	1,281,437
Lexicon Pharmaceuticals Inc (b)(c)	1,170,229	884,927
Lineage Cell Therapeutics Inc (b)(c)	1,495,410	898,293
Lyell Immunopharma Inc (b)(c)	1,633,639	964,337
MacroGenics Inc (b)	616,077	1,848,231
Madrigal Pharmaceuticals Inc (b)	177,414	59,398,207
MannKind Corp (b)	2,646,198	15,321,486
MeiraGTx Holdings plc (b)(c)	449,480	2,827,229
Mersana Therapeutics Inc (b)	1,139,176	693,644
Metagenomi Inc (c)	260,815	701,592
MiMedx Group Inc (b)	1,177,038	10,240,231
Mineralys Therapeutics Inc (b)	282,919	2,914,066
Mirum Pharmaceuticals Inc (b)(c)	390,740	19,099,371
Monte Rosa Therapeutics Inc (b)	413,999	2,757,233
Myriad Genetics Inc (b)	880,296	11,153,350
Neurogene Inc (b)(c)	102,826	1,629,792
Nkarta Inc (b)	541,042	1,266,038
Novavax Inc (b)(c)	1,521,000	13,217,490
Nurix Therapeutics Inc (b)	692,421	13,647,618
Nuvalent Inc Class A (b)(c)	346,223	29,709,396
Ocugen Inc (b)(c)	2,777,193	2,020,130
Olema Pharmaceuticals Inc (b)(c)	399,695	2,442,136
OmniAb Operations Inc (b)(c)(f)	45,323	97,444
OmniAb Operations Inc (b)(c)(f)	45,323	86,567
Oncternal Therapeutics Inc rights (b)(f)	4,336	0
Organogenesis Holdings Inc Class A (b)	720,986	2,653,228
ORIC Pharmaceuticals Inc (b)(c)	616,605	6,425,024
Outlook Therapeutics Inc (b)(c)	155,011	319,323
Ovid therapeutics Inc (b)	579,516	384,451
PepGen Inc (b)	151,801	195,823
Perspective Therapeutics Inc (b)	543,094	1,927,984
Praxis Precision Medicines Inc (b)	170,168	13,026,360
Precigen Inc (b)(c)	1,300,597	1,755,806
Prelude Therapeutics Inc (b)(c)	144,996	159,496
Prime Medicine Inc (b)(c)	574,130	1,607,564
ProKidney Corp Class A (b)(c)	1,042,652	1,720,376
Protagonist Therapeutics Inc (b)	576,338	21,785,576
PTC Therapeutics Inc (b)	750,504	34,433,124
Puma Biotechnology Inc (b)	411,471	1,189,151
Pyxis Oncology Inc (b)(c)	486,786	764,254
Q32 Bio Inc (b)(c)	60,058	181,976
RAPT Therapeutics Inc (b)(c)	321,670	366,704
Recursion Pharmaceuticals Inc Class A (b)(c)	2,453,519	17,763,478
REGENXBIO Inc (b)	459,266	3,706,277
Regulus Therapeutics Inc (b)(c)	625,545	625,545
Relay Therapeutics Inc (b)	1,057,931	4,728,952
Renovaro Inc (b)(c)	1,135,855	851,891
Replimune Group Inc (b)	606,576	8,479,932
Revolution Medicines Inc (b)	1,651,266	70,921,875
Rhythm Pharmaceuticals Inc (b)	539,994	32,091,843
Rigel Pharmaceuticals Inc (b)	173,814	3,763,073
Rocket Pharmaceuticals Inc (b)	647,035	6,949,156
Sage Therapeutics Inc (b)	547,627	3,970,296
Sana Biotechnology Inc (b)(c)	1,330,609	4,284,561
Savara Inc (b)(c)	1,149,701	3,104,193
Scholar Rock Holding Corp (b)	764,870	30,885,451
Sera Prognostics Inc Class A (b)(c)	280,067	1,812,033
Shattuck Labs Inc (b)(c)	391,211	453,805
Skye Bioscience Inc (b)	172,927	555,096
Soleno Therapeutics Inc (b)	252,546	12,685,386
Solid Biosciences Inc (b)	231,875	737,363
SpringWorks Therapeutics Inc (b)	678,089	25,428,338
Spyre Therapeutics Inc (b)	344,909	7,929,458
Stoke Therapeutics Inc (b)	355,255	4,078,327
Summit Therapeutics Inc (b)(c)	907,415	19,509,423
Sutro Biopharma Inc (b)	824,156	1,582,380
Syndax Pharmaceuticals Inc (b)	809,221	11,466,662
Tango Therapeutics Inc (b)	481,239	1,434,092
Taysha Gene Therapies Inc (b)	1,719,215	2,578,823
Tenaya Therapeutics Inc (b)(c)	525,654	557,193
Tevogen Bio Holdings Inc Class A (b)(c)	223,563	333,109
TG Therapeutics Inc (b)(c)	1,378,229	43,689,859
Tobira Therapeutics Inc rights (b)(f)	9,663	0
Tourmaline Bio Inc (b)(c)	229,371	3,683,698
Travere Therapeutics Inc (b)	743,824	15,218,639
TScan Therapeutics Inc (b)(c)	379,312	974,832
Twist Bioscience Corp (b)	573,320	30,024,768
Tyra Biosciences Inc (b)	202,911	2,934,093
Upstream Bio Inc (c)	170,928	1,840,895
UroGen Pharma Ltd (b)(c)	375,715	4,136,622
Vanda Pharmaceuticals Inc (b)(c)	563,619	2,485,560
Vaxcyte Inc (b)	1,225,408	108,228,035
Vera Therapeutics Inc Class A (b)	437,425	16,307,204
Veracyte Inc (b)	757,803	34,464,880
Verastem Inc (b)(c)	389,890	2,370,531
Vericel Corp (b)(c)	484,016	28,334,297
Verve Therapeutics Inc (b)(c)	696,355	5,299,262
Vir Biotechnology Inc (b)	876,657	9,117,233
Viridian Therapeutics Inc (b)(c)	719,728	13,948,329
Voyager Therapeutics Inc (b)(c)	460,832	2,511,534
Werewolf Therapeutics Inc (b)	312,004	418,085
X4 Pharmaceuticals Inc (b)(c)	1,705,147	1,193,773
XBiotech Inc (b)	195,664	676,997
Xencor Inc (b)	662,464	12,109,842
XOMA Royalty Corp (b)	78,531	2,089,710
Y-mAbs Therapeutics Inc (b)(c)	367,827	2,195,927
Zenas Biopharma Inc (c)	150,073	1,203,585
Zentalis Pharmaceuticals Inc (b)(c)	461,071	802,264
Zymeworks Inc (b)	535,906	7,824,228
		2,231,437,815
Health Care Equipment & Supplies - 3.1%
Accuray Inc Del (b)	962,435	2,146,230
Alphatec Holdings Inc (b)(c)	1,019,975	12,025,505
AngioDynamics Inc (b)	386,773	4,413,080
Artivion Inc (b)	392,235	12,143,596
AtriCure Inc (b)	466,970	18,618,094
Avanos Medical Inc (b)	442,705	7,623,380
Axogen Inc (b)	423,144	7,705,452
Bioventus Inc (b)	373,813	3,992,323
Ceribell Inc	120,496	2,772,613
Cerus Corp (b)(c)	1,829,838	3,421,797
CONMED Corp	304,898	21,885,578
CVRx Inc (b)(c)	133,234	2,129,079
Embecta Corp	576,248	10,332,127
Fractyl Health Inc (c)	347,431	639,273
Glaukos Corp (b)	482,879	75,541,591
Haemonetics Corp (b)	494,767	34,163,661
ICU Medical Inc (b)	211,364	34,739,787
Inari Medical Inc (b)	522,018	41,589,174
Inmode Ltd (b)(c)	709,173	12,204,867
Inogen Inc (b)	235,734	2,755,730
Integer Holdings Corp (b)(c)	328,709	46,748,994
Integra LifeSciences Holdings Corp (b)	665,449	17,368,219
iRadimed Corp	80,004	4,737,037
iRhythm Technologies Inc (b)	308,125	33,539,406
Lantheus Holdings Inc (b)(c)	679,817	62,889,871
LeMaitre Vascular Inc	200,075	19,393,270
LivaNova PLC (b)	537,513	26,848,774
Merit Medical Systems Inc (b)	564,996	61,516,764
Neogen Corp (b)(c)	2,037,897	23,354,300
NeuroPace Inc (b)	137,115	1,886,702
Nevro Corp (b)	345,632	1,752,354
Novocure Ltd (b)	1,050,252	25,752,179
Omnicell Inc (b)	450,534	20,269,525
OraSure Technologies Inc (b)	727,976	2,926,464
Orchestra BioMed Holdings Inc (b)(c)	233,291	1,222,445
Orthofix Medical Inc (b)	336,136	6,161,373
OrthoPediatrics Corp (b)	164,925	3,958,200
Paragon 28 Inc (b)(c)	470,994	6,132,342
PROCEPT BioRobotics Corp (b)(c)	439,899	31,892,678
Pulmonx Corp (b)	385,046	2,187,061
Pulse Biosciences Inc (b)(c)	184,350	3,858,446
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	17,423	116,560
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	116,559
RxSight Inc (b)	357,419	12,105,782
Sanara Medtech Inc (b)(c)	40,352	1,465,988
Semler Scientific Inc (b)(c)	47,392	2,462,488
SI-BONE Inc (b)	409,231	6,858,712
Sight Sciences Inc (b)	357,743	1,001,680
STAAR Surgical Co (b)	488,103	11,807,212
Stereotaxis Inc (b)	549,280	1,329,258
Surmodics Inc (b)	134,597	4,581,682
Tactile Systems Technology Inc (b)	236,899	4,148,101
Tandem Diabetes Care Inc (b)	646,322	23,952,693
TransMedics Group Inc (b)(c)	323,707	21,866,408
Treace Medical Concepts Inc (b)	490,091	4,925,415
UFP Technologies Inc (b)	71,584	19,661,261
Utah Medical Products Inc	31,613	1,935,664
Varex Imaging Corp (b)	385,953	5,302,994
Zimvie Inc (b)	267,114	3,696,858
Zynex Inc (b)(c)	150,538	1,180,218
		843,754,874
Health Care Providers & Services - 3.0%
Accolade Inc (b)	513,236	3,536,196
AdaptHealth Corp (b)	999,609	10,815,769
Addus HomeCare Corp (b)	171,612	21,478,958
agilon health Inc (b)	3,093,516	10,332,343
AirSculpt Technologies Inc (b)(c)	134,086	642,271
Alignment Healthcare Inc (b)	988,199	15,208,383
AMN Healthcare Services Inc (b)	372,805	10,259,594
Ardent Health Partners Inc	120,904	1,813,560
Astrana Health Inc (b)	424,780	15,661,639
Aveanna Healthcare Holdings Inc (b)	525,228	2,416,049
BrightSpring Health Services Inc (b)	535,974	12,648,986
Brookdale Senior Living Inc (b)	1,873,563	8,674,597
Castle Biosciences Inc (b)(c)	258,307	7,302,339
Community Health Systems Inc (b)	1,260,875	4,034,800
Concentra Group Holdings Parent Inc	1,083,516	25,256,758
CorVel Corp (b)	261,756	30,324,433
Cross Country Healthcare Inc (b)	321,202	5,852,300
DocGo Inc Class A (b)(c)	1,017,174	4,973,981
Enhabit Inc (b)	495,238	4,159,999
Ensign Group Inc/The	547,710	76,493,179
Fulgent Genetics Inc (b)	203,672	3,389,102
GeneDx Holdings Corp Class A (b)	126,103	9,438,810
Guardant Health Inc (b)	1,163,069	54,640,982
HealthEquity Inc (b)	845,815	93,394,892
Hims & Hers Health Inc Class A (b)(c)	1,872,774	69,817,015
Infusystem Holdings Inc (b)(c)	197,739	1,599,709
Innovage Holding Corp (b)(c)	191,322	727,024
Joint Corp/The (b)(c)	111,241	1,229,213
LifeStance Health Group Inc (b)	1,376,870	10,973,654
ModivCare Inc (b)(c)	112,130	448,519
National HealthCare Corp	122,397	12,566,500
National Research Corp Class A	152,299	2,538,824
NeoGenomics Inc (b)	1,255,676	17,956,167
OPKO Health Inc (b)(c)	3,270,894	4,971,759
Option Care Health Inc (b)	1,692,307	52,326,132
Owens & Minor Inc (b)	740,471	10,544,307
PACS Group Inc	379,695	5,516,968
Patterson Cos Inc	778,075	24,081,421
Pediatrix Medical Group Inc (b)	845,753	11,823,627
Pennant Group Inc/The (b)	319,436	8,455,471
Performant Healthcare Inc (b)	713,402	1,683,629
Privia Health Group Inc (b)	1,005,552	22,976,863
Progyny Inc (b)	789,346	18,289,147
Quipt Home Medical Corp (United States) (b)(c)	400,414	1,293,337
RadNet Inc (b)	651,507	42,654,163
Select Medical Holdings Corp	1,063,943	20,927,759
Sonida Senior Living Inc (b)(c)	45,689	1,054,959
Surgery Partners Inc (b)(c)	757,368	19,305,310
Talkspace Inc Class A (b)	1,226,385	3,801,794
US Physical Therapy Inc	146,652	13,009,499
Viemed Healthcare Inc (b)	341,849	2,799,743
		816,122,433
Health Care Technology - 0.4%
Definitive Healthcare Corp Class A (b)	538,396	2,616,605
Evolent Health Inc Class A (b)	1,140,549	11,918,737
Health Catalyst Inc (b)	586,158	3,300,070
HealthStream Inc	239,119	7,807,235
LifeMD Inc (b)(c)	351,189	1,956,123
OptimizeRx Corp (b)	177,866	987,156
Phreesia Inc (b)	545,488	15,524,588
Schrodinger Inc/United States (b)(c)	547,544	13,729,666
Simulations Plus Inc	159,814	5,484,816
Teladoc Health Inc (b)	1,698,572	17,257,492
Waystar Holding Corp (b)	428,355	17,215,587
		97,798,075
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp (b)(c)	1,139,003	8,827,273
Akoya Biosciences Inc (b)(c)	271,354	792,354
BioLife Solutions Inc (b)	353,178	9,643,525
ChromaDex Corp (b)	489,590	2,756,392
Codexis Inc (b)	786,982	3,297,455
Conduit Pharmaceuticals Inc Class A (b)(c)	3,959	9,817
CryoPort Inc (b)(c)	436,201	3,288,956
Cytek Biosciences Inc (b)	1,188,625	6,121,419
Harvard Bioscience Inc (b)(c)	400,661	685,129
Lifecore Biomedical Inc (b)(c)	222,670	1,322,660
Maravai LifeSciences Holdings Inc Class A (b)	1,104,905	5,447,182
MaxCyte Inc (United States) (b)	1,052,605	4,747,249
Mesa Laboratories Inc (c)	50,281	6,923,191
Nautilus Biotechnology Inc Class A (b)	481,795	823,869
OmniAb Inc (b)(c)	922,873	2,971,651
Pacific Biosciences of California Inc (b)(c)	2,683,802	4,133,055
Quanterix Corp (b)	361,308	3,320,421
Quantum-Si Inc Class A (b)(c)	1,026,211	2,031,898
Standard BioTools Inc (b)(c)	2,900,971	4,496,505
		71,640,001
Pharmaceuticals - 1.7%
Alto Neuroscience Inc (c)	215,139	922,946
Alumis Inc (c)	133,845	1,001,161
Amneal Intermediate Inc Class A (b)	1,569,411	12,963,335
Amphastar Pharmaceuticals Inc (b)	378,782	13,208,128
ANI Pharmaceuticals Inc (b)	183,551	10,763,431
Aquestive Therapeutics Inc (b)(c)	743,354	2,244,929
Arvinas Inc (b)	633,395	11,154,086
Atea Pharmaceuticals Inc (b)	749,051	2,292,096
Avadel Pharmaceuticals PLC Class A (b)	921,563	7,280,348
Axsome Therapeutics Inc (b)	362,714	38,614,532
BioAge Labs Inc (c)	117,190	537,902
Biote Corp Class A (b)	267,652	1,362,349
Cassava Sciences Inc (b)(c)	404,710	963,210
Collegium Pharmaceutical Inc (b)	313,931	10,083,464
Contineum Therapeutics Inc Class A	101,143	990,190
Corcept Therapeutics Inc (b)	797,858	53,392,657
CorMedix Inc (b)(c)	597,789	6,139,293
Edgewise Therapeutics Inc (b)	715,880	20,058,958
Enliven Therapeutics Inc (b)(c)	349,132	7,632,026
Esperion Therapeutics Inc (b)(c)	1,883,320	3,371,143
Evolus Inc (b)	552,402	7,717,056
EyePoint Pharmaceuticals Inc (b)(c)	641,910	4,910,612
Fulcrum Therapeutics Inc (b)	636,346	2,519,930
Harmony Biosciences Holdings Inc (b)(c)	376,013	14,578,024
Harrow Inc (b)	303,688	9,329,295
Innoviva Inc (b)(c)	538,733	10,041,983
Ligand Pharmaceuticals Inc (b)(c)	170,453	19,866,297
Liquidia Corp (b)	621,388	8,842,351
Lyra Therapeutics Inc (b)(c)	317,100	57,966
MBX Biosciences Inc (c)	110,397	1,105,074
Mind Medicine MindMed Inc (b)(c)	792,170	5,378,834
Nektar Therapeutics (b)	1,789,387	1,480,360
Neumora Therapeutics Inc (b)(c)	827,960	1,597,963
Novartis AG rights (b)(f)	526,013	5
Nuvation Bio Inc Class A (b)	1,814,687	4,191,927
Ocular Therapeutix Inc (b)(c)	1,533,516	11,808,073
Omeros Corp (b)(c)	555,333	4,786,970
Pacira BioSciences Inc (b)(c)	456,016	12,006,901
Phathom Pharmaceuticals Inc (b)(c)	384,005	2,300,190
Phibro Animal Health Corp Class A	204,724	4,465,030
Pliant Therapeutics Inc (b)(c)	558,430	6,003,123
Prestige Consumer Healthcare Inc (b)(c)	487,538	37,428,292
Rapport Therapeutics Inc (b)	93,464	1,533,744
Revance Therapeutics Inc (b)	906,045	3,288,943
scPharmaceuticals Inc (b)(c)	369,844	1,227,882
Septerna Inc	182,421	3,084,739
SIGA Technologies Inc (c)	462,047	2,763,041
Supernus Pharmaceuticals Inc (b)	493,225	18,925,043
Tarsus Pharmaceuticals Inc (b)	362,679	19,497,623
Telomir Pharmaceuticals Inc (b)(c)	189,600	921,456
Terns Pharmaceuticals Inc (b)	690,565	3,079,920
Theravance Biopharma Inc (b)(c)	363,334	3,408,073
Third Harmonic Bio Inc (b)(c)	198,807	1,045,725
Trevi Therapeutics Inc (b)(c)	591,652	2,331,109
Ventyx Biosciences Inc (b)(c)	619,855	1,245,909
Verrica Pharmaceuticals Inc (b)	209,098	135,412
WaVe Life Sciences Ltd (b)	909,503	10,522,950
Xeris Biopharma Holdings Inc (b)	1,410,354	5,020,860
Zevra Therapeutics Inc (b)(c)	518,590	4,065,746
		457,490,615
TOTAL HEALTH CARE		4,518,243,813

Industrials - 17.7%
Aerospace & Defense - 1.5%
AAR Corp (b)	342,775	23,226,434
AeroVironment Inc (b)(c)	276,867	49,877,590
AerSale Corp (b)	335,326	2,270,157
Archer Aviation Inc Class A (b)(c)	2,303,857	21,771,449
Astronics Corp (b)(c)	286,239	5,066,430
Byrna Technologies Inc (b)	172,485	4,663,994
Cadre Holdings Inc	258,828	9,977,819
Ducommun Inc (b)	134,289	9,182,682
Eve Holding Inc Class A (b)(c)	496,857	2,548,876
Intuitive Machines Inc Class A (b)(c)	299,727	6,498,081
Kratos Defense & Security Solutions Inc (b)	1,458,668	48,675,751
Leonardo DRS Inc (b)	726,854	25,548,918
Mercury Systems Inc (b)	511,482	21,323,685
Moog Inc Class A	279,692	50,808,849
National Presto Industries Inc	51,457	4,948,620
Park Aerospace Corp	184,171	2,668,638
Redwire Corp Class A (b)(c)	225,654	5,397,644
Rocket Lab USA Inc Class A (b)(c)	3,433,377	99,739,602
Triumph Group Inc (b)	720,984	13,511,240
V2X Inc (b)	138,971	7,244,558
Virgin Galactic Holdings Inc Class A (b)(c)	168,189	800,580
VirTra Inc (b)	107,515	684,871
		416,436,468
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc (b)	504,007	11,199,036
Forward Air Corp Class A (b)(c)	246,251	7,941,594
Hub Group Inc Class A	590,591	26,346,265
Radiant Logistics Inc (b)	353,734	2,483,212
		47,970,107
Building Products - 1.4%
American Woodmark Corp (b)	152,888	11,903,860
Apogee Enterprises Inc	217,112	11,077,054
AZZ Inc	289,345	24,822,908
Caesarstone Ltd (b)	199,231	876,616
CSW Industrials Inc	165,339	54,530,456
Gibraltar Industries Inc (b)	301,430	18,498,759
Griffon Corp	370,289	28,056,798
Insteel Industries Inc	186,222	5,342,709
Janus International Group Inc (b)	1,403,504	11,635,048
JELD-WEN Holding Inc (b)	826,172	7,369,454
Masterbrand Inc (b)	1,248,377	21,621,890
Quanex Building Products Corp	443,910	9,322,110
Resideo Technologies Inc (b)	1,438,922	32,404,523
Tecnoglass Inc	222,137	16,882,412
UFP Industries Inc	597,688	69,122,617
Zurn Elkay Water Solutions Corp	1,422,509	56,103,755
		379,570,969
Commercial Services & Supplies - 1.8%
ABM Industries Inc	623,753	33,283,460
ACCO Brands Corp	909,699	4,785,017
ACV Auctions Inc Class A (b)	1,459,696	30,887,167
Aris Water Solutions Inc Class A	265,468	6,777,398
Bridger Aerospace Group Holdings Inc (b)(c)	96,173	270,245
BrightView Holdings Inc (b)	578,442	9,116,246
Brink's Co/The	436,494	40,737,985
Casella Waste Systems Inc Class A (b)	615,465	66,187,106
CECO Environmental Corp (b)	290,820	8,236,022
CompX International Inc Class A	15,853	388,556
CoreCivic Inc (b)	1,073,125	21,956,138
Deluxe Corp	433,135	10,044,401
Driven Brands Holdings Inc (b)	589,505	9,732,728
Ennis Inc	251,826	5,225,390
Enviri Corp (b)	772,360	7,399,209
GEO Group Inc/The (b)	1,254,730	39,536,542
Healthcare Services Group Inc (b)	723,595	8,024,669
HNI Corp	468,157	23,337,626
Interface Inc	566,547	14,027,704
LanzaTech Global Inc Class A (b)(c)	1,132,052	1,066,280
Liquidity Services Inc (b)	212,250	7,354,463
Matthews International Corp Class A	291,604	8,161,996
MillerKnoll Inc	688,404	15,447,786
Montrose Environmental Group Inc (b)	317,896	6,618,595
NL Industries Inc	85,846	661,013
OPENLANE Inc (b)	1,053,062	21,387,689
Perma-Fix Environmental Services Inc (b)(c)	143,932	1,472,424
Pitney Bowes Inc	1,599,350	14,250,209
Pursuit Attractions and Hospitality Inc (b)	201,946	7,976,867
Quad/Graphics Inc Class A	306,492	2,059,626
Quest Resource Holding Corp (b)	168,336	984,766
Steelcase Inc Class A	911,462	10,463,584
UniFirst Corp/MA	148,293	31,782,156
Virco Mfg. Corp (c)	110,232	1,201,529
VSE Corp	173,304	17,737,664
		488,580,256
Construction & Engineering - 1.7%
Ameresco Inc Class A (b)	322,920	7,307,680
Arcosa Inc	477,510	48,371,763
Argan Inc	124,890	17,084,952
Bowman Consulting Group Ltd (b)	133,086	3,384,377
Centuri Holdings Inc (c)	166,424	3,707,927
Concrete Pumping Holdings Inc	234,692	1,985,494
Construction Partners Inc Class A (b)	423,070	34,014,828
Dycom Industries Inc (b)	280,396	53,039,707
Fluor Corp (b)	1,685,638	81,264,609
Granite Construction Inc	435,617	38,395,282
Great Lakes Dredge & Dock Corp (b)	652,331	7,169,118
IES Holdings Inc (b)	81,225	17,973,468
Limbach Holdings Inc (b)	100,440	9,288,691
Matrix Service Co (b)	262,551	3,560,192
MYR Group Inc (b)	157,600	22,311,432
Northwest Pipe Co (b)	96,187	4,651,603
Orion Group Holdings Inc (b)	354,705	2,795,075
Primoris Services Corp	526,661	40,431,765
Southland Holdings Inc (b)	94,921	289,509
Sterling Infrastructure Inc (b)	294,174	41,896,261
Tutor Perini Corp (b)	424,038	10,215,075
		449,138,808
Electrical Equipment - 1.4%
374Water Inc (b)	653,974	336,927
Allient Inc	144,844	3,651,517
American Superconductor Corp (b)(c)	345,269	9,070,217
Amprius Technologies Inc (b)(c)	175,909	585,777
Array Technologies Inc (b)(c)	1,525,488	11,181,827
Atkore Inc	353,425	28,782,932
Blink Charging Co (b)(c)	929,229	1,133,659
Bloom Energy Corp Class A (b)(c)	1,980,443	46,698,846
ChargePoint Holdings Inc Class A (b)(c)	3,962,839	3,813,044
Energy Vault Holdings Inc Class A (b)(c)	1,049,642	1,826,377
EnerSys	395,080	38,350,416
Enovix Corp Class B (b)(c)	1,622,776	19,570,679
Fluence Energy Inc Class A (b)(c)	609,503	7,929,634
FuelCell Energy Inc (b)(c)	182,935	1,404,941
GrafTech International Ltd (b)	2,576,666	3,864,999
LSI Industries Inc	278,096	5,859,483
NANO Nuclear Energy Inc (c)	43,925	1,696,384
Net Power Inc Class A (b)(c)	210,863	1,811,313
NEXTracker Inc Class A (b)	1,423,700	71,782,954
NuScale Power Corp Class A (b)(c)	836,328	19,938,060
Plug Power Inc (b)(c)	7,867,058	14,632,728
Powell Industries Inc (c)	92,255	22,120,904
Preformed Line Products Co	24,453	3,678,709
SES AI Corp Class A (b)(c)	1,399,353	1,651,237
Shoals Technologies Group Inc (b)(c)	1,658,524	7,927,745
SolarMax Technology Inc (b)(c)	291,864	493,250
Solidion Technology Inc Class A (b)(c)	472,123	180,350
Stem Inc Class A (b)(c)	533,898	323,915
Sunrun Inc (b)(c)	2,157,300	19,523,565
Thermon Group Holdings Inc (b)	326,896	9,048,481
TPI Composites Inc (b)(c)	480,608	783,391
Ultralife Corp (b)	102,019	773,304
Vicor Corp (b)	224,641	11,488,141
		371,915,706
Ground Transportation - 0.4%
ArcBest Corp	231,506	22,134,289
Covenant Logistics Group Inc Class A	159,167	4,410,518
Ftai Infrastructure Inc	987,425	6,931,724
Heartland Express Inc	456,805	5,225,849
Hertz Global Holdings Inc (b)(c)	1,225,410	5,060,943
Marten Transport Ltd	578,824	8,913,890
PAMT CORP (b)	58,951	943,805
Proficient Auto Logistics Inc	153,058	1,506,090
RXO Inc (b)(c)	1,570,826	40,291,687
Universal Logistics Holdings Inc	67,371	2,979,145
Werner Enterprises Inc (c)	607,106	21,916,527
		120,314,467
Machinery - 4.0%
3D Systems Corp (b)(c)	1,255,282	4,519,015
Alamo Group Inc	101,106	18,761,229
Albany International Corp Class A	307,935	24,865,751
Astec Industries Inc	226,939	7,922,440
Atmus Filtration Technologies Inc	826,116	34,548,171
Blue Bird Corp (b)	317,265	11,300,979
Chart Industries Inc (b)(c)	424,133	89,742,302
Columbus McKinnon Corp/NY	277,863	10,119,770
Commercial Vehicle Group Inc (b)	330,360	690,452
Douglas Dynamics Inc	228,131	5,897,186
Eastern Co/The	52,401	1,415,875
Energy Recovery Inc (b)	561,030	8,045,170
Enerpac Tool Group Corp Class A	536,009	24,222,247
Enpro Inc	206,949	38,430,429
ESCO Technologies Inc	255,627	33,931,928
Federal Signal Corp	593,615	58,358,291
Franklin Electric Co Inc	447,383	44,733,826
Gencor Industries Inc (b)	102,297	1,574,351
Gorman-Rupp Co/The	207,245	7,954,063
Graham Corp (b)	101,212	4,597,049
Greenbrier Cos Inc/The	302,406	20,037,422
Helios Technologies Inc	327,379	14,604,377
Hillenbrand Inc	692,119	23,525,125
Hillman Solutions Corp Class A (b)	1,942,225	19,422,250
Hyliion Holdings Corp Class A (b)(c)	1,416,201	3,328,072
Hyster-Yale Inc Class A	114,210	6,101,098
JBT Marel Corp (c)	463,597	61,658,401
Kadant Inc	115,641	43,122,529
Kennametal Inc	770,566	18,455,056
L B Foster Co Class A (b)	88,758	2,470,135
Lindsay Corp	106,911	14,346,387
Manitowoc Co Inc/The (b)	328,661	3,283,323
Mayville Engineering Co Inc (b)(c)	126,767	2,009,257
Miller Industries Inc/TN	111,446	7,352,093
Mueller Industries Inc	1,103,592	86,907,871
Mueller Water Products Inc Class A1	1,534,452	35,292,396
NN Inc (b)(c)	459,740	1,397,610
Omega Flex Inc	35,301	1,389,447
Park-Ohio Holdings Corp	84,778	2,109,277
Proto Labs Inc (b)	247,446	10,325,922
REV Group Inc	506,739	17,583,843
Shyft Group Inc/The	338,617	4,066,790
SPX Technologies Inc (b)	444,144	65,964,268
Standex International Corp	114,617	20,940,526
Taylor Devices Inc (b)(c)	28,499	951,867
Tennant CO	188,313	16,104,528
Terex Corp	658,081	31,647,115
Titan International Inc (b)	500,932	4,423,230
Trinity Industries Inc	807,198	30,536,300
Twin Disc Inc	109,691	1,238,411
Wabash National Corp	420,786	6,564,262
Watts Water Technologies Inc Class A	270,812	55,998,505
		1,064,788,217
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	425,920	6,158,803
Matson Inc	322,734	45,779,818
Pangaea Logistics Solutions Ltd	312,301	1,639,580
		53,578,201
Passenger Airlines - 0.5%
Allegiant Travel Co	152,613	15,632,150
Blade Air Mobility Inc (b)	578,472	2,227,117
Frontier Group Holdings Inc (b)(c)	419,026	3,532,389
JetBlue Airways Corp (b)	3,080,064	20,266,821
Joby Aviation Inc Class A (b)(c)	4,264,822	35,227,430
SkyWest Inc (b)	390,782	47,253,359
Sun Country Airlines Holdings Inc (b)	394,475	6,690,296
Wheels Up Experience Inc Class A (b)(c)	902,770	1,408,321
		132,237,883
Professional Services - 2.2%
Alight Inc Class A	4,135,206	28,326,161
Asure Software Inc (b)(c)	236,414	2,794,413
Barrett Business Services Inc	252,374	10,935,365
BlackSky Technology Inc Class A (b)(c)	245,670	3,682,593
Cbiz Inc (b)	472,638	40,557,067
Conduent Inc (b)	1,584,068	6,272,909
CRA International Inc	65,258	11,980,064
CSG Systems International Inc	290,674	17,088,724
DLH Holdings Corp (b)	78,972	592,289
ExlService Holdings Inc (b)	1,552,045	78,005,782
Exponent Inc	498,832	45,727,929
First Advantage Corp (b)(c)	594,444	11,223,103
FiscalNote Holdings Inc Class A (b)(c)	622,298	777,873
Forrester Research Inc (b)	116,354	1,774,399
Franklin Covey Co (b)	112,281	4,256,573
Heidrick & Struggles International Inc	200,604	9,326,080
HireQuest Inc (c)	55,820	725,660
Huron Consulting Group Inc (b)	172,592	21,881,214
IBEX Holdings Ltd (b)	87,188	1,919,008
ICF International Inc	184,146	21,491,680
Innodata Inc (b)(c)	269,295	9,985,459
Insperity Inc	354,217	26,569,817
Kelly Services Inc Class A	307,799	4,333,810
Kforce Inc	179,663	10,012,619
Korn Ferry	512,850	36,273,881
Legalzoom.com Inc (b)	1,263,448	11,358,398
Maximus Inc	594,077	44,728,057
Mistras Group Inc (b)	215,035	2,133,147
NV5 Global Inc (b)	560,640	10,562,458
Planet Labs PBC Class A (b)(c)	2,132,015	13,005,292
Resources Connection Inc	326,848	2,745,523
Spire Global Inc Class A (b)(c)	223,079	3,825,805
TriNet Group Inc	314,442	29,365,738
TrueBlue Inc (b)	293,061	2,388,447
TTEC Holdings Inc (c)	200,168	756,635
Upwork Inc (b)	1,138,574	17,943,926
Verra Mobility Corp Class A (b)	1,624,633	42,874,065
Willdan Group Inc (b)	126,041	4,454,919
		592,656,882
Trading Companies & Distributors - 2.4%
Alta Equipment Group Inc Class A	267,733	1,954,451
Applied Industrial Technologies Inc	379,644	98,718,829
Beacon Roofing Supply Inc (b)	611,416	72,354,969
BlueLinx Holdings Inc (b)	79,571	8,576,162
Boise Cascade Co	384,495	48,507,889
Custom Truck One Source Inc Class A (b)(c)	478,678	2,436,471
Distribution Solutions Group Inc (b)	103,942	3,352,130
DNOW Inc (b)	1,040,647	15,484,827
DXP Enterprises Inc/TX (b)	122,604	12,418,559
EVI Industries Inc	51,296	889,473
FTAI Aviation Ltd	1,002,106	100,741,716
GATX Corp	351,989	58,243,620
Global Industrial Co	134,799	3,330,883
GMS Inc (b)	389,341	32,837,020
H&E Equipment Services Inc	316,991	28,113,932
Herc Holdings Inc	277,801	56,660,292
Hudson Technologies Inc (b)	443,390	2,571,662
Karat Packaging Inc	68,835	2,127,690
McGrath RentCorp	241,115	29,577,577
Mrc Global Inc (b)	831,082	12,200,284
Rush Enterprises Inc Class A	675,116	41,013,297
Rush Enterprises Inc Class B	2,880	165,082
Titan Machinery Inc (b)(c)	205,404	3,845,163
Transcat Inc (b)	89,771	6,914,162
Willis Lease Finance Corp	28,526	5,531,762
Xometry Inc Class A (b)	419,843	13,942,986
		662,510,888
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	113,124	1,213,821
TOTAL INDUSTRIALS		4,780,912,673

Information Technology - 13.0%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	771,733	8,002,871
Applied Optoelectronics Inc (b)(c)	402,130	11,227,470
Aviat Networks Inc (b)	114,310	2,177,605
Calix Inc (b)	585,533	23,233,949
Clearfield Inc (b)(c)	120,020	4,379,530
CommScope Holding Co Inc (b)	2,106,422	10,637,431
Digi International Inc (b)(c)	354,138	11,066,813
Extreme Networks Inc (b)	1,270,661	20,089,150
Harmonic Inc (b)	1,093,574	12,335,515
Infinera Corp (b)(c)	1,996,974	13,219,968
Netgear Inc (b)	274,529	7,590,727
NetScout Systems Inc (b)	679,488	16,198,994
Ribbon Communications Inc (b)	909,657	3,729,593
Viasat Inc (b)(c)	1,218,548	11,722,432
Viavi Solutions Inc (b)	2,175,046	26,187,554
		181,799,602
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)(c)	247,931	619,827
Advanced Energy Industries Inc	368,740	42,434,599
Aeva Technologies Inc (b)(c)	235,456	998,332
Arlo Technologies Inc (b)	963,628	11,284,084
Badger Meter Inc	290,104	62,056,147
Bel Fuse Inc Class A	16,833	1,390,574
Bel Fuse Inc Class B	103,525	8,395,878
Belden Inc	400,017	46,589,980
Benchmark Electronics Inc	351,933	15,013,462
Climb Global Solutions Inc	41,955	5,316,957
CTS Corp	296,149	15,130,252
Daktronics Inc (b)	394,061	6,466,541
ePlus Inc (b)	259,165	20,707,284
Evolv Technologies Holdings Inc Class A (b)(c)	1,314,169	5,269,818
FARO Technologies Inc (b)	191,142	6,063,024
Insight Enterprises Inc (b)(c)	268,526	46,387,867
Itron Inc (b)	446,166	47,900,382
Kimball Electronics Inc (b)	240,578	4,373,708
Knowles Corp (b)	856,316	16,210,062
Lightwave Logic Inc (b)(c)	1,207,864	2,174,154
Methode Electronics Inc	343,363	3,886,869
MicroVision Inc (b)(c)	1,825,386	2,902,364
Mirion Technologies Inc Class A (b)	2,038,725	32,293,404
Napco Security Technologies Inc	347,251	12,744,112
nLight Inc (b)	458,453	5,120,920
Novanta Inc (b)(c)	354,067	52,989,667
OSI Systems Inc (b)	156,500	30,742,860
Ouster Inc Class A (b)(c)	457,236	4,554,071
PAR Technology Corp (b)(c)	331,457	24,060,464
PC Connection Inc	114,778	8,518,823
Plexus Corp (b)	264,791	37,523,533
Powerfleet Inc NJ (b)(c)	942,081	5,567,699
Richardson Electronics Ltd/United States	122,638	1,618,821
Rogers Corp (b)	185,016	17,215,739
Sanmina Corp (b)	529,804	44,360,489
ScanSource Inc (b)	234,163	9,799,722
SmartRent Inc Class A (b)(c)	1,921,548	2,824,675
TTM Technologies Inc (b)	994,596	24,457,116
Vishay Intertechnology Inc	1,246,849	21,109,154
Vishay Precision Group Inc (b)	121,089	2,821,373
		709,894,807
IT Services - 0.5%
Applied Digital Corp (b)(c)	1,891,451	13,467,131
ASGN Inc (b)	426,239	37,598,542
Backblaze Inc Class A (b)	402,823	2,437,079
BigBear.ai Holdings Inc (b)(c)	1,021,884	4,332,788
BigCommerce Holdings Inc (b)	693,262	4,221,966
Couchbase Inc (b)	387,582	6,875,705
DigitalOcean Holdings Inc (b)	647,040	26,839,219
Fastly Inc Class A (b)	1,285,183	13,455,866
Grid Dynamics Holdings Inc (b)	566,555	12,798,477
Hackett Group Inc/The	251,999	7,781,729
Information Services Group Inc	350,294	1,071,900
Rackspace Technology Inc (b)	675,905	1,777,630
Tucows Inc Class A (b)(c)	80,015	1,220,229
Unisys Corp (b)	660,103	4,396,286
		138,274,547
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research Inc Class A (b)(c)	508,081	10,441,065
Aehr Test Systems (b)(c)	279,481	3,166,520
Alpha & Omega Semiconductor Ltd (b)	234,764	9,019,633
Ambarella Inc (b)	373,967	28,690,748
Axcelis Technologies Inc (b)(c)	321,708	21,876,144
CEVA Inc (b)	228,969	7,375,091
Cohu Inc (b)	454,511	10,412,847
Credo Technology Group Holding Ltd (b)	1,382,531	96,804,821
Diodes Inc (b)	450,145	26,549,552
Everspin Technologies Inc (b)(c)	188,382	1,152,897
FormFactor Inc (b)	763,372	30,573,049
GCT Semiconductor Holding Inc Class A (b)(c)	73,647	159,077
Ichor Holdings Ltd (b)	324,263	8,904,262
Impinj Inc (b)	226,466	28,736,271
MaxLinear Inc Class A (b)	787,300	14,061,178
Navitas Semiconductor Corp Class A (b)(c)	1,245,873	3,774,995
NVE Corp	47,948	3,435,954
PDF Solutions Inc (b)	306,604	8,541,987
Penguin Solutions Inc (b)(c)	511,603	10,375,309
Photronics Inc (b)	607,117	13,957,620
Power Integrations Inc	559,463	34,865,734
QuickLogic Corp (b)(c)	141,352	1,160,500
Rambus Inc (b)	1,054,272	64,964,241
Rigetti Computing Inc Class A (b)(c)	1,555,554	20,486,646
Semtech Corp (b)(c)	716,880	48,002,285
Silicon Laboratories Inc (b)	316,335	42,891,863
SiTime Corp (b)	183,405	37,451,301
SkyWater Technology Inc (b)(c)	268,576	2,774,390
Synaptics Inc (b)	377,411	32,042,194
Ultra Clean Holdings Inc (b)	434,474	16,019,056
Veeco Instruments Inc (b)	546,939	13,881,312
		652,548,542
Software - 6.4%
8x8 Inc (b)(c)	1,279,119	3,581,533
A10 Networks Inc	705,969	13,844,052
ACI Worldwide Inc (b)	1,041,526	55,773,717
Adeia Inc	1,071,043	13,762,903
Agilysys Inc (b)	222,583	20,081,438
Airship AI Holdings Inc Class A (b)(c)	73,914	330,395
Alarm.com Holdings Inc (b)	467,081	28,337,804
Alkami Technology Inc (b)	524,977	18,263,950
Altair Engineering Inc Class A (b)	536,425	59,194,499
Amplitude Inc Class A (b)(c)	768,413	9,359,270
Appian Corp Class A (b)	396,395	13,909,501
Arteris Inc (b)	277,064	2,942,420
Asana Inc Class A (b)	802,087	17,116,537
AudioEye Inc (b)	71,453	1,353,320
Aurora Innovation Inc Class A (b)(c)	9,473,866	64,422,289
AvePoint Inc Class A (b)	1,271,212	23,873,361
Bit Digital Inc (b)(c)	1,200,337	3,781,062
Blackbaud Inc (b)	400,482	30,897,186
BlackLine Inc (b)	569,353	36,353,189
Blend Labs Inc Class A (b)	2,341,420	9,014,467
Box Inc Class A (b)	1,391,698	46,468,796
Braze Inc Class A (b)	650,817	29,924,566
C3.ai Inc Class A (b)(c)	1,091,712	34,225,171
Cerence Inc (b)(c)	404,581	5,041,079
Cipher Mining Inc (b)(c)	1,998,762	11,452,906
Cleanspark Inc (b)(c)	2,455,662	25,637,111
Clear Secure Inc Class A	868,681	20,561,679
Clearwater Analytics Holdings Inc Class A (b)	1,766,778	49,752,468
Commvault Systems Inc (b)	431,022	68,644,564
Consensus Cloud Solutions Inc (b)	179,314	5,078,172
Core Scientific Inc (c)	1,759,514	21,589,237
CS Disco Inc (b)(c)	285,253	1,437,675
Daily Journal Corp (b)(c)	13,886	5,694,649
Digimarc Corp (b)(c)	151,834	5,567,753
Digital Turbine Inc (b)(c)	935,023	2,449,760
Domo Inc Class B (b)	341,836	2,895,351
E2open Parent Holdings Inc Class A (b)	2,002,157	5,265,673
eGain Corp (b)	167,648	1,022,653
Enfusion Inc Class A (b)	492,010	5,490,832
EverCommerce Inc (b)(c)	213,338	2,163,247
Freshworks Inc Class A (b)	2,043,275	38,004,915
Intapp Inc (b)	526,271	37,517,860
InterDigital Inc (c)	250,156	45,773,545
Jamf Holding Corp (b)	809,444	12,230,699
Kaltura Inc (b)	955,366	2,407,522
Life360 Inc (b)	101,527	4,641,814
LiveRamp Holdings Inc (b)	651,742	22,159,228
Logility Supply Chain Solutions Inc Class A	316,631	4,470,830
MARA Holdings Inc (b)(c)	2,809,883	51,533,254
Matterport Inc Class A (b)	2,627,322	13,688,348
Meridianlink Inc (b)	322,288	6,204,044
Mitek Systems Inc (b)(c)	449,203	4,581,871
N-able Inc/US (b)	704,659	6,828,146
NCR Voyix Corp (b)	1,427,301	17,541,529
NextNav Inc Class A (b)(c)	763,974	9,496,197
Olo Inc Class A (b)	1,048,859	7,740,579
ON24 Inc (b)	270,936	1,866,749
OneSpan Inc	379,751	7,306,409
Ooma Inc (b)(c)	248,066	3,564,708
Pagaya Technologies Ltd Class A (b)(c)	353,402	3,279,571
PagerDuty Inc (b)	882,273	16,339,696
Porch Group Inc (b)(c)	785,448	3,495,244
Prairie Operating Co (b)(c)	44,128	383,913
Progress Software Corp	420,378	24,100,271
PROS Holdings Inc (b)	448,811	10,600,916
Q2 Holdings Inc (b)	575,730	54,792,224
Qualys Inc (b)	366,639	51,113,143
Rapid7 Inc (b)	609,920	23,494,118
Red Violet Inc	110,082	4,006,985
Rekor Systems Inc (b)(c)	757,097	1,536,907
ReposiTrak Inc	116,013	2,451,355
Rimini Street Inc (b)	544,931	1,569,401
Riot Platforms Inc (b)(c)	2,815,358	33,446,453
Roadzen Inc (b)(c)	367,412	529,073
SEMrush Holdings Inc Class A (b)	364,770	6,361,589
Silvaco Group Inc (b)(c)	66,345	573,884
SolarWinds Corp	537,789	8,002,300
SoundHound AI Inc Class A (b)(c)	3,043,938	43,071,723
SoundThinking Inc (b)(c)	100,590	1,342,877
Sprinklr Inc Class A (b)	1,154,689	10,288,279
Sprout Social Inc Class A (b)	492,542	16,091,347
SPS Commerce Inc (b)	372,074	68,714,626
Telos Corp (b)	550,949	1,713,451
Tenable Holdings Inc (b)	1,163,450	50,133,061
Terawulf Inc (b)(c)	2,641,330	12,599,144
Varonis Systems Inc (b)	1,087,943	49,349,094
Verint Systems Inc (b)	603,139	15,307,668
Vertex Inc Class A (b)	535,319	30,914,672
Viant Technology Inc Class A (b)	155,075	3,431,810
Weave Communications Inc (b)	391,304	6,386,081
Workiva Inc Class A (b)	498,323	48,945,285
Xperi Inc (b)	454,186	4,096,758
Yext Inc (b)	1,048,696	6,900,420
Zeta Global Holdings Corp Class A (b)	1,764,296	32,374,832
Zuora Inc Class A (b)	1,377,673	13,749,177
		1,735,601,830
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A (c)	246,200	3,924,428
Corsair Gaming Inc (b)(c)	445,239	4,078,389
CPI Card Group Inc (b)	49,093	1,412,406
Diebold Nixdorf Inc (b)	251,971	10,907,825
Eastman Kodak Co (b)(c)	602,643	4,453,532
Immersion Corp (c)	305,236	2,554,825
IonQ Inc (b)(c)	1,984,221	78,356,887
Turtle Beach Corp (b)(c)	162,296	2,880,754
Xerox Holdings Corp	1,152,389	9,841,402
		118,410,448
TOTAL INFORMATION TECHNOLOGY		3,536,529,776

Materials - 3.7%
Chemicals - 1.6%
AdvanSix Inc	255,372	7,988,036
American Vanguard Corp	249,702	1,543,158
Arq Inc (b)	270,941	1,690,672
ASP Isotopes Inc (b)(c)	503,340	2,894,205
Aspen Aerogels Inc (b)	608,952	7,118,649
Avient Corp	891,040	38,225,616
Balchem Corp	319,238	51,065,311
Cabot Corp	529,327	45,770,907
Core Molding Technologies Inc (b)	74,607	1,101,945
Danimer Scientific Inc warrants 7/15/2025 (b)	286,623	5,446
Ecovyst Inc (b)(c)	1,154,803	8,961,271
Hawkins Inc	190,948	20,414,251
HB Fuller Co	539,472	34,056,867
Ingevity Corp (b)	357,944	16,232,760
Innospec Inc	245,965	27,880,133
Intrepid Potash Inc (b)	108,555	2,853,911
Koppers Holdings Inc	192,674	5,733,978
Kronos Worldwide Inc	219,454	2,104,564
LSB Industries Inc (b)	525,519	4,435,380
Mativ Holdings Inc	540,435	5,161,154
Minerals Technologies Inc	311,749	23,908,031
Northern Technologies International Corp	76,858	909,999
Perimeter Solutions Inc	1,320,670	16,508,375
PureCycle Technologies Inc (b)(c)	1,216,155	11,322,403
Quaker Chemical Corp	136,563	19,279,964
Rayonier Advanced Materials Inc (b)	635,962	5,087,696
Sensient Technologies Corp	416,269	31,432,472
Stepan Co	208,916	13,243,185
Tronox Holdings PLC	1,169,755	12,013,384
Valhi Inc (c)	24,450	510,272
		419,453,995
Construction Materials - 0.5%
Knife River Corp (b)	560,528	58,059,490
Smith-Midland Corp (b)(c)	44,874	1,796,306
Summit Materials Inc Class A (b)	1,195,007	62,510,817
United States Lime & Minerals Inc	103,968	11,496,781
		133,863,394
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,461,280	4,047,746
Greif Inc Class A	291,358	17,836,937
Greif Inc Class B	5,562	352,464
Myers Industries Inc	373,656	4,498,818
O-I Glass Inc (b)	1,520,971	18,160,394
Pactiv Evergreen Inc	399,152	7,080,956
Ranpak Holdings Corp Class A (b)	429,806	3,146,179
TriMas Corp	398,616	9,686,369
		64,809,863
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc (b)	108,347	19,845,920
Carpenter Technology Corp	469,918	90,722,370
Century Aluminum Co (b)	526,434	9,623,214
Coeur Mining Inc (b)	3,900,782	25,745,161
Commercial Metals Co	1,123,274	54,467,556
Compass Minerals International Inc (c)	343,510	4,005,327
Constellium SE (b)	1,271,478	12,625,777
Contango ORE Inc (b)(c)	102,438	1,062,282
Dakota Gold Corp (b)	663,283	1,472,488
Hecla Mining Co	5,803,775	32,965,442
Ivanhoe Electric Inc / US (b)(c)	836,009	4,949,173
Kaiser Aluminum Corp	157,138	10,999,660
Materion Corp	202,575	20,460,075
Metallus Inc (b)(c)	424,494	6,341,940
Olympic Steel Inc	98,180	3,384,265
Perpetua Resources Corp (United States) (b)(c)	386,480	4,560,464
Piedmont Lithium Inc (b)(c)	181,381	1,496,393
Radius Recycling Inc Class A	254,604	3,057,794
Ramaco Resources Inc Class A (c)	235,575	2,230,895
Ramaco Resources Inc Class B	74,674	657,878
Ryerson Holding Corp (c)	262,114	5,860,869
SunCoke Energy Inc	831,298	7,805,888
Tredegar Corp (b)	260,113	2,041,887
Warrior Met Coal Inc	511,508	26,992,277
Worthington Steel Inc	319,837	9,291,265
		362,666,260
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	161,200	5,182,580
Sylvamo Corp	343,141	27,485,594
		32,668,174
TOTAL MATERIALS		1,013,461,686

Real Estate - 5.9%
Diversified REITs - 0.6%
Alexander & Baldwin Inc	744,424	13,287,968
Alpine Income Property Trust Inc	143,287	2,415,819
American Assets Trust Inc	487,562	11,838,005
Armada Hoffler Properties Inc Class A	802,371	7,847,188
Broadstone Net Lease Inc Class A	1,912,544	30,103,443
CTO Realty Growth Inc	297,340	5,836,784
Empire State Realty Trust Inc Class A	1,362,410	13,024,640
Essential Properties Realty Trust Inc	1,755,144	56,340,123
Gladstone Commercial Corp	431,503	6,994,664
Global Net Lease Inc	2,040,780	14,673,208
NexPoint Diversified Real Estate Trust	342,157	1,892,128
One Liberty Properties Inc	168,470	4,324,625
		168,578,595
Health Care REITs - 0.7%
American Healthcare REIT Inc (c)	1,509,659	42,708,253
CareTrust REIT Inc	1,851,332	49,060,299
Community Healthcare Trust Inc	279,530	5,543,080
Diversified Healthcare Trust	2,194,773	5,443,037
Global Medical REIT Inc	656,785	5,149,194
LTC Properties Inc	454,436	15,632,598
National Health Investors Inc	420,096	28,612,739
Sabra Health Care REIT Inc	2,360,720	39,447,631
Strawberry Fields REIT Ltd	61,577	689,662
Universal Health Realty Income Trust	137,186	5,355,741
		197,642,234
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	2,283,294	35,254,059
Braemar Hotels & Resorts Inc	670,906	1,710,810
Chatham Lodging Trust	480,107	4,196,135
DiamondRock Hospitality Co	2,070,424	18,178,323
Pebblebrook Hotel Trust	1,183,165	15,534,956
RLJ Lodging Trust	1,528,757	14,905,381
Ryman Hospitality Properties Inc	582,089	61,026,211
Service Properties Trust	1,694,150	4,828,328
Summit Hotel Properties Inc	1,059,705	7,110,621
Sunstone Hotel Investors Inc	2,032,586	23,029,199
Xenia Hotels & Resorts Inc	1,018,300	15,233,768
		201,007,791
Industrial REITs - 0.4%
Industrial Logistics Properties Trust	665,218	2,640,915
LXP Industrial Trust	2,931,172	24,387,351
Plymouth Industrial REIT Inc	419,059	7,040,191
Terreno Realty Corp	951,301	62,234,112
		96,302,569
Office REITs - 0.7%
Brandywine Realty Trust	1,694,495	9,302,778
City Office Reit Inc	413,007	2,193,067
COPT Defense Properties	1,127,494	33,193,423
Douglas Emmett Inc	1,602,811	29,427,610
Easterly Government Properties Inc	1,010,419	11,478,360
Franklin Street Properties Corp	1,014,847	1,836,872
Hudson Pacific Properties Inc	1,392,392	4,358,187
JBG SMITH Properties	810,237	12,566,776
NET Lease Office Properties	148,164	4,729,395
Orion Office REIT Inc	599,557	2,428,206
Paramount Group Inc	1,808,354	8,842,851
Peakstone Realty Trust	371,289	3,991,357
Piedmont Office Realty Trust Inc Class A1	1,233,598	10,781,647
Postal Realty Trust Inc Class A	252,317	3,320,492
SL Green Realty Corp	697,857	47,028,583
		185,479,604
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	14,939	210,042
Anywhere Real Estate Inc (b)	950,565	3,431,540
Compass Inc Class A (b)	3,601,237	26,108,969
Cushman & Wakefield PLC (b)(c)	2,261,674	31,188,485
eXp World Holdings Inc (c)	811,896	9,239,376
Forestar Group Inc (b)	190,538	4,546,237
FRP Holdings Inc (b)	130,647	3,989,959
Kennedy-Wilson Holdings Inc	1,117,465	10,113,058
Marcus & Millichap Inc	231,948	8,851,136
Maui Land & Pineapple Co Inc (b)(c)	77,470	1,559,471
Newmark Group Inc Class A	1,300,481	18,375,798
Offerpad Solutions Inc Class A (b)(c)	100,610	235,427
Opendoor Technologies Inc Class A (b)(c)	6,225,741	8,591,523
RE/MAX Holdings Inc Class A (b)	182,489	1,821,240
Redfin Corp (b)(c)	1,116,732	8,933,856
RMR Group Inc/The Class A	158,641	2,961,827
St Joe Co/The	356,554	17,150,247
Star Holdings (b)	119,478	1,062,159
Stratus Properties Inc (b)(c)	55,476	1,070,132
Tejon Ranch Co (b)	207,342	3,363,087
Transcontinental Realty Investors Inc (b)	11,519	297,651
		163,101,220
Residential REITs - 0.4%
Apartment Investment and Management Co Class A	1,373,204	12,413,764
BRT Apartments Corp	114,442	1,961,536
Centerspace	166,690	10,126,418
Clipper Realty Inc	128,918	525,985
Elme Communities	891,186	13,599,498
Independence Realty Trust Inc	2,252,888	43,277,979
NexPoint Residential Trust Inc	225,405	8,898,989
UMH Properties Inc	730,384	13,139,608
Veris Residential Inc	785,384	12,519,021
		116,462,798
Retail REITs - 1.4%
Acadia Realty Trust	1,178,243	27,146,719
Alexander's Inc	22,555	4,284,322
CBL & Associates Properties Inc	224,477	6,871,241
Curbline Properties Corp	941,940	23,049,272
FrontView REIT Inc	143,305	2,470,577
Getty Realty Corp	517,188	16,038,000
InvenTrust Properties Corp	779,344	23,177,691
Kite Realty Group Trust	2,126,790	49,235,189
Macerich Co/The	2,344,627	48,721,349
NETSTREIT Corp	792,643	11,477,471
Phillips Edison & Co Inc	1,231,834	44,752,529
Retail Opportunity Investments Corp	1,243,572	21,725,203
Saul Centers Inc	113,764	4,154,661
SITE Centers Corp	486,148	7,282,497
Tanger Inc	1,061,799	34,848,243
Urban Edge Properties	1,271,973	25,871,931
Whitestone REIT	509,074	6,821,592
		357,928,487
Specialized REITs - 0.4%
Farmland Partners Inc	447,965	5,227,752
Four Corners Property Trust Inc	979,225	26,860,142
Gladstone Land Corp	354,971	3,854,985
Outfront Media Inc	1,465,468	26,964,611
PotlatchDeltic Corp	793,443	35,490,705
Safehold Inc	520,825	8,442,573
Uniti Group Inc	2,403,229	13,097,598
		119,938,366
TOTAL REAL ESTATE		1,606,441,664

Utilities - 2.4%
Electric Utilities - 0.7%
ALLETE Inc	574,448	37,695,278
Genie Energy Ltd Class B	128,951	1,847,868
Hawaiian Electric Industries Inc (b)(c)	1,634,981	14,943,726
MGE Energy Inc	360,111	32,355,973
Otter Tail Corp	408,184	31,446,495
Portland General Electric Co	982,285	40,411,205
TXNM Energy Inc	888,920	42,979,283
		201,679,828
Gas Utilities - 0.8%
Chesapeake Utilities Corp	218,663	26,731,552
New Jersey Resources Corp	973,738	46,690,737
Northwest Natural Holding Co	381,420	15,226,286
ONE Gas Inc	556,625	39,319,990
RGC Resources Inc	86,529	1,840,472
Southwest Gas Holdings Inc	601,520	44,921,514
Spire Inc	563,196	39,964,388
		214,694,939
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power Inc Class A (b)(c)	769,110	3,099,513
Montauk Renewables Inc (b)(c)	668,760	2,795,417
Ormat Technologies Inc	568,134	36,445,796
Sunnova Energy International Inc (b)(c)	873,878	2,245,866
		44,586,592
Multi-Utilities - 0.4%
Avista Corp	775,611	28,402,875
Black Hills Corp	692,207	40,653,317
NorthWestern Corp	609,456	32,855,773
Unitil Corp	158,754	8,504,452
		110,416,417
Water Utilities - 0.3%
American States Water Co	368,661	27,465,245
Cadiz Inc (b)(c)	428,180	2,115,209
California Water Service Group	588,332	26,645,556
Consolidated Water Co Ltd	147,878	3,871,446
Global Water Resources Inc	118,846	1,366,729
Middlesex Water Co	173,732	8,797,788
Pure Cycle Corp (b)	203,192	2,387,506
SJW Group	329,378	16,544,657
York Water Co/The	142,728	4,414,577
		93,608,713
TOTAL UTILITIES		664,986,489

TOTAL UNITED STATES		26,261,224,909
TOTAL COMMON STOCKS (Cost $22,514,860,612)		27,068,039,670

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $12,158,606)	4.46	12,187,000	12,162,549

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	69,389,589	69,403,467
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	2,320,493,741	2,320,725,790
TOTAL MONEY MARKET FUNDS (Cost $2,390,111,295)			2,390,129,257

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $24,917,130,513)	29,470,331,476
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(2,316,080,184)
NET ASSETS - 100.0%	27,154,251,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	758	Mar 2025	86,995,660	577,734	577,734

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $174,000 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,897,575 or 0.1% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,169,609.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Scilex Holding Co	2024-09-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	158,694,779	2,334,996,831	2,424,286,596	5,434,530	(1,547)	-	69,403,467	69,389,589	0.1%
Fidelity Securities Lending Cash Central Fund	3,076,083,364	4,619,475,797	5,374,833,371	23,228,314	-	-	2,320,725,790	2,320,493,741	10.0%
Total	3,234,778,143	6,954,472,628	7,799,119,967	28,662,844	(1,547)	-	2,390,129,257	2,389,883,330

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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